                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30,2003

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-1882-6/03

                              [LOGO] Nationwide(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-4.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                               /s/ Joseph J. Gasper
                           ---------------------------
                           Joseph J. Gasper, President
                                 August 12, 2003

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 32. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 24, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                  (UNAUDITED)

Assets:

   Investments at fair value:

      American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
         89,023 shares (cost $477,475) ..............................................   $    506,541

      American Century VP - Ultra(R) Fund - Class III (ACVPUltra3)
         38,725 shares (cost $295,371) ..............................................        317,159

      American Century VP - Value Fund - Class III (ACVPVal3)
         127,544 shares (cost $804,870) .............................................        843,064

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
         42,302 shares (cost $796,598) ..............................................        824,034

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
         16,222 shares (cost $407,686) ..............................................        425,010

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FidVIPConS2R)
         26,704 shares (cost $487,589) ..............................................        522,057

      Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
         1,315,904 shares (cost $16,164,718) ........................................     16,317,210

      Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
         8,367 shares (cost $155,490) ...............................................        156,971

      Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
         142,864,797 shares (cost $142,864,797) .....................................    142,864,797

      Gartmore GVIT Nationwide(R) Fund: Class III (GVITNWFund3)
         120,238 shares (cost $1,007,357) ...........................................      1,090,559

      Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
         20,023 shares (cost $215,369) ..............................................        222,859

      Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
         18,751 shares (cost $148,797) ..............................................        165,011

      Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
         12,455 shares (cost $198,688) ..............................................        221,076

      Rydex Variable Trust - Arktos Fund (RyArktos)
         555,485 shares (cost $16,952,164) ..........................................     17,020,065

      Rydex Variable Trust - Banking Fund (RyBank)
         69,128 shares (cost $1,947,209) ............................................      1,912,767

      Rydex Variable Trust - Basic Materials Fund (RyBasicM)
         20,378 shares (cost $436,030) ..............................................        437,301

      Rydex Variable Trust - Biotechnology Fund (RyBioTech)
         170,762 shares (cost $3,094,146) ...........................................      2,899,536

      Rydex Variable Trust - Consumer Products Fund (RyConsProd)
         79,878 shares (cost $2,110,046) ....................... ....................      2,114,381

      Rydex Variable Trust - Electronics Fund (RyElec)
         174,849 shares (cost $2,195,401) ...........................................      2,131,408

      Rydex Variable Trust - Energy Fund (RyEnergy)
         85,388 shares (cost $1,722,557) ............................................      1,686,419

      Rydex Variable Trust - Energy Services Fund (RyEnSvc)
         100,536 shares (cost $1,593,790) ...........................................      1,550,262

      Rydex Variable Trust - Financial Services Fund (RyFinSvc)
         91,764 shares (cost $2,098,593) ............................................      2,055,508

      Rydex Variable Trust - Health Care Fund (RyHealthC)
         134,857 shares (cost $3,012,327) ...........................................      2,923,698

      Rydex Variable Trust - Internet Fund (RyNet)
         223,918 shares (cost $2,490,504) ...........................................      2,586,251

      Rydex Variable Trust - Juno Fund (RyJuno)
         285,706 shares (cost $6,635,918) ...........................................      6,748,385

      Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
         157,728 shares (cost $3,527,767) ...........................................      3,425,850

      Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
         210,099 shares (cost $3,915,409) ...........................................      3,865,828

      Rydex Variable Trust - Leisure Fund (RyLeisure)
         57,733 shares (cost $1,004,932) ............................................      1,003,391

      Rydex Variable Trust - Medius Fund (RyMedius)
         136,717 shares (cost $2,911,514) ...........................................      2,853,286

      Rydex Variable Trust - Mekros Fund (RyMekros)
         514,183 shares (cost $12,670,398) ..........................................     12,510,070

      Rydex Variable Trust - Nova Fund (RyNova)
         1,011,806 shares (cost $6,095,921) .........................................      6,010,125

      Rydex Variable Trust - OTC Fund (RyOTC)
         1,432,855 shares (cost $15,827,317) ........................................     15,675,431

      Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
         778,412 shares (cost $5,275,074) ...........................................      5,386,614

      Rydex Variable Trust - Real Estate Fund (RyRealEst)
         38,794 shares (cost $1,056,138) ............................................      1,066,047

      Rydex Variable Trust - Retailing Fund (RyRetail)
         89,775 shares (cost $2,014,134) ............................................      2,013,658

      Rydex Variable Trust - Sector Rotation Fund (RySectRot)
         627,732 shares (cost $5,106,718) ...........................................      5,436,157

      Rydex Variable Trust - Technology Fund (RyTech)
         251,803 shares (cost $2,980,999) ...........................................      3,155,091

      Rydex Variable Trust - Telecommunications Fund (RyTele)
         169,026 shares (cost $2,545,317) ...........................................      2,626,661

      Rydex Variable Trust - Titan 500 Fund (RyTitan500)
         604,284 shares (cost $11,675,001) ..........................................     11,602,249

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4

      Rydex Variable Trust - Transportation Fund (RyTrans)
         11,423 shares (cost $257,698) ..............................................        254,265

      Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
         455,768 shares (cost $6,587,799) ...........................................      6,285,043

      Rydex Variable Trust - Ursa Fund (RyUrsa)
         2,632,940 shares (cost $17,597,223) ........................................     17,561,710

      Rydex Variable Trust - Utilities Fund (RyUtil)
         149,497 shares (cost $2,185,234) ...........................................      2,163,223

      Rydex Variable Trust - Velocity 100 Fund (RyVel100)
         181,399 shares (cost $3,045,683) ...........................................      3,027,544

      Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)
         3,142 shares (cost $60,312) ................................................         52,572

      Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
         6,523 shares (cost $136,920) ...............................................         61,124

      Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
         315,926 shares (cost $5,779,086) ...........................................      4,644,110

      Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
         305,029 shares (cost $305,029) .............................................        305,029
                                                                                        ------------

         Total investments ..........................................................    319,527,407

   Accounts receivable ..............................................................        164,690
                                                                                        ------------

         Total assets ...............................................................    319,692,097

Accounts payable ....................................................................             --
                                                                                        ------------

Contract owners' equity (note 4) ....................................................   $319,692,097
                                                                                        ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                               Total        ACVPIncGr3   ACVPUltra3   ACVPVal3
                                                          ---------------   ----------   ----------   --------
Investment activity:
   Reinvested dividends ...............................   $       639,447       2,354           --       7,827
   Mortality and expense risk charges (note 2) ........        (1,760,319)     (1,895)      (1,033)     (3,920)
                                                          ---------------    --------     --------    --------
      Net investment income (loss) ....................        (1,120,872)        459       (1,033)      3,907
                                                          ---------------    --------     --------    --------

   Proceeds from mutual fund shares sold ..............     1,101,466,332     355,135      204,152     315,518
   Cost of mutual fund shares sold ....................    (1,094,804,960)   (344,406)    (204,279)   (347,163)
                                                          ---------------    --------     --------    --------
      Realized gain (loss) on investments .............         6,661,372      10,729         (127)    (31,645)
   Change in unrealized gain (loss)
      on investments ..................................           568,183      33,547       32,043      34,484
                                                          ---------------    --------     --------    --------
      Net gain (loss) on investments ..................         7,229,555      44,276       31,916       2,839
                                                          ---------------    --------     --------    --------
   Reinvested capital gains ...........................            16,120          --           --          --
                                                          ---------------    --------     --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $     6,124,803      44,735       30,883       6,746
                                                          ===============    ========     ========    ========

                                                          FidVIPEIS2R   FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3
                                                          -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................      16,211            445         2,342        245,992
   Mortality and expense risk charges (note 2) ........      (3,513)        (1,245)       (2,833)       (79,424)
                                                           --------       --------      --------     ----------
      Net investment income (loss) ....................      12,698           (800)         (491)       166,568
                                                           --------       --------      --------     ----------

   Proceeds from mutual fund shares sold ..............     564,263        104,205       473,491      1,128,559
   Cost of mutual fund shares sold ....................    (635,445)      (105,436)     (491,176)    (1,116,057)
                                                           --------       --------      --------     ----------
      Realized gain (loss) on investments .............     (71,182)        (1,231)      (17,685)        12,502
   Change in unrealized gain (loss)
      on investments ..................................      30,269         22,914        40,495        124,101
                                                           --------       --------      --------     ----------
      Net gain (loss) on investments ..................     (40,913)        21,683        22,810        136,603
                                                           --------       --------      --------     ----------
   Reinvested capital gains ...........................          --             --            --         16,120
                                                           --------       --------      --------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     (28,215)        20,883        22,319        319,291
                                                           ========       ========      ========     ==========

                                                          GVITSMdCpGr3    GVITMyMkt2    GVITNWFund3   GVITSmCapGr3
                                                          ------------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends ...............................    $      --          159,652        2,419            --
   Mortality and expense risk charges (note 2) ........         (855)        (907,955)      (5,062)         (521)
                                                           ---------     ------------     --------      --------
      Net investment income (loss) ....................         (855)        (748,303)      (2,643)         (521)
                                                           ---------     ------------     --------      --------

   Proceeds from mutual fund shares sold ..............      224,096      208,212,396      256,055       540,789
   Cost of mutual fund shares sold ....................     (201,778)    (208,212,396)    (265,545)     (530,565)
                                                           ---------     ------------     --------      --------
      Realized gain (loss) on investments .............       22,318               --       (9,490)       10,224
   Change in unrealized gain (loss)
      on investments ..................................        1,480               --       86,770         7,527
                                                           ---------     ------------     --------      --------
      Net gain (loss) on investments ..................       23,798               --       77,280        17,751
                                                           ---------     ------------     --------      --------
   Reinvested capital gains ...........................           --               --           --            --
                                                           ---------     ------------     --------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    $  22,943         (748,303)      74,637        17,230
                                                           =========     ============     ========      ========

                                                          GVITSmCapVal3   GVITSmComp3     RyArktos       RyBank
                                                          -------------   -----------   ------------   -----------
Investment activity:
   Reinvested dividends ...............................            4             --               --            --
   Mortality and expense risk charges (note 2) ........         (733)          (932)         (60,279)       (8,701)
                                                             -------        -------     ------------   -----------
      Net investment income (loss) ....................         (729)          (932)         (60,279)       (8,701)
                                                             -------        -------     ------------   -----------

   Proceeds from mutual fund shares sold ..............       35,920         18,108      130,207,847    12,479,020
   Cost of mutual fund shares sold ....................      (34,868)       (17,340)    (132,655,468)  (12,222,517)
                                                             -------        -------     ------------   -----------
      Realized gain (loss) on investments .............        1,052            768       (2,447,621)      256,503
   Change in unrealized gain (loss)
      on investments ..................................       15,640         24,289          (46,646)      (28,079)
                                                             -------        -------     ------------   -----------
      Net gain (loss) on investments ..................       16,692         25,057       (2,494,267)      228,424
                                                             -------        -------     ------------   -----------
   Reinvested capital gains ...........................           --             --               --            --
                                                             -------        -------     ------------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       15,963         24,125       (2,554,546)      219,723
                                                             =======        =======     ============   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                           RyBasicM      RyBioTech    RyConsProd     RyElec
                                                          -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ...............................   $        --            --           --            --
   Mortality and expense risk charges (note 2) ........        (2,321)      (14,921)      (7,269)       (9,601)
                                                          -----------   -----------   ----------   -----------
      Net investment income (loss) ....................        (2,321)      (14,921)      (7,269)       (9,601)
                                                          -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold ..............     3,177,216    15,887,321    5,157,522    15,580,955
   Cost of mutual fund shares sold ....................    (3,207,633)  (15,403,520)  (5,089,414)  (15,590,652)
                                                          -----------   -----------   ----------   -----------
      Realized gain (loss) on investments .............       (30,417)      483,801       68,108        (9,697)
   Change in unrealized gain (loss)
      on investments ..................................         2,708      (173,649)      21,278       (57,002)
                                                          -----------   -----------   ----------   -----------
      Net gain (loss) on investments ..................       (27,709)      310,152       89,386       (66,699)
                                                          -----------   -----------   ----------   -----------
   Reinvested capital gains ...........................            --            --           --            --
                                                          -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   (30,030)      295,231       82,117       (76,300)
                                                          ===========   ===========   ==========   ===========

                                                           RyEnergy       RyEnSvc      RyFinSvc     RyHealthC
                                                          -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ...............................            --            --           --            --
   Mortality and expense risk charges (note 2) ........        (9,813)       (9,732)      (7,708)      (14,356)
                                                          -----------   -----------   ----------   -----------
      Net investment income (loss) ....................        (9,813)       (9,732)      (7,708)      (14,356)
                                                          -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold ..............    13,780,958    23,686,073    9,038,012    11,829,942
   Cost of mutual fund shares sold ....................   (13,765,283)  (23,758,283)  (8,876,469)  (11,802,239)
                                                          -----------   -----------   ----------   -----------
      Realized gain (loss) on investments .............        15,675       (72,210)     161,543        27,703
   Change in unrealized gain (loss)
      on investments ..................................       (21,844)       (6,877)     (33,922)      (71,236)
                                                          -----------   -----------   ----------   -----------
      Net gain (loss) on investments ..................        (6,169)      (79,087)     127,621       (43,533)
                                                          -----------   -----------   ----------   -----------
   Reinvested capital gains ...........................            --            --           --            --
                                                          -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       (15,982)      (88,819)     119,913       (57,889)
                                                          ===========   ===========   ==========   ===========

                                                             RyNet        RyJuno     RyLgCapEuro   RyLgCapJapan
                                                          -----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends ...............................   $        --           --            --            --
   Mortality and expense risk charges (note 2) ........       (14,145)      (7,132)      (12,523)      (14,847)
                                                          -----------   ----------   -----------   -----------
      Net investment income (loss) ....................       (14,145)      (7,132)      (12,523)      (14,847)
                                                          -----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ..............     8,980,346    3,224,778    20,074,524    28,705,139
   Cost of mutual fund shares sold ....................    (8,949,400)  (3,278,545)  (19,634,372)  (28,533,832)
                                                          -----------   ----------   -----------   -----------
      Realized gain (loss) on investments .............        30,946      (53,767)      440,152       171,307
   Change in unrealized gain (loss)
      on investments ..................................       109,617      112,467      (104,299)     (113,542)
                                                          -----------   ----------   -----------   -----------
      Net gain (loss) on investments ..................       140,563       58,700       335,853        57,765
                                                          -----------   ----------   -----------   -----------
   Reinvested capital gains ...........................            --           --            --            --
                                                          -----------   ----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   126,418       51,568       323,330        42,918
                                                          ===========   ==========   ===========   ===========

                                                           RyLeisure    RyMedius      RyMekros       RyNova
                                                          ----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ...............................           --            --            --            --
   Mortality and expense risk charges (note 2) ........       (2,680)      (17,753)      (54,690)      (40,916)
                                                          ----------   -----------   -----------   -----------
      Net investment income (loss) ....................       (2,680)      (17,753)      (54,690)      (40,916)
                                                          ----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold ..............    4,144,338    26,235,113    64,171,968    56,804,267
   Cost of mutual fund shares sold ....................   (4,138,030)  (26,121,346)  (60,660,150)  (56,848,150)
                                                          ----------   -----------   -----------   -----------
      Realized gain (loss) on investments .............        6,308       113,767     3,511,818       (43,883)
   Change in unrealized gain (loss)
      on investments ..................................       21,071       (39,189)      (11,371)       (7,552)
                                                          ----------   -----------   -----------   -----------
      Net gain (loss) on investments ..................       27,379        74,578     3,500,447       (51,435)
                                                          ----------   -----------   -----------   -----------
   Reinvested capital gains ...........................           --            --            --            --
                                                          ----------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       24,699        56,825     3,445,757       (92,351)
                                                          ==========   ===========   ==========-   ===========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                              RyOTC       RyPrecMet     RyRealEst    RyRetail
                                                          ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ...............................   $         --            --           --           --
   Mortality and expense risk charges (note 2) ........        (53,928)      (36,493)      (5,843)      (5,586)
                                                          ------------   -----------   ----------   ----------
      Net investment income (loss) ....................        (53,928)      (36,493)      (5,843)      (5,586)
                                                          ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ..............     81,174,065    41,394,857    6,458,290    5,871,927
   Cost of mutual fund shares sold ....................    (79,229,152)  (41,828,721)  (6,372,135)  (5,757,444)
                                                          ------------   -----------   ----------   ----------
      Realized gain (loss) on investments .............      1,944,913      (433,864)      86,155      114,483
   Change in unrealized gain (loss)
      on investments ..................................       (134,118)       19,229       16,156        7,042
                                                          ------------   -----------   ----------   ----------
      Net gain (loss) on investments ..................      1,810,795      (414,635)     102,311      121,525
                                                          ------------   -----------   ----------   ----------
   Reinvested capital gains ...........................             --            --           --           --
                                                          ------------   -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  1,756,867      (451,128)      96,468      115,939
                                                          ============   ===========   ==========   ==========

                                                           RySectRot     RyTech       RyTele      RyTitan500
                                                          ----------   ----------   ----------   -----------
Investment activity:
   Reinvested dividends ...............................           --           --           --            --
   Mortality and expense risk charges (note 2) ........      (25,954)     (10,905)     (12,528)      (43,892)
                                                          ----------   ----------   ----------   -----------
      Net investment income (loss) ....................      (25,954)     (10,905)     (12,528)      (43,892)
                                                          ----------   ----------   ----------   -----------

   Proceeds from mutual fund shares sold ..............    3,063,846    5,097,450    6,986,739    47,329,714
   Cost of mutual fund shares sold ....................   (3,073,927)  (4,897,632)  (6,985,472)  (45,280,884)
                                                          ----------   ----------   ----------   -----------
      Realized gain (loss) on investments .............      (10,081)     199,818        1,267     2,048,830
   Change in unrealized gain (loss)
      on investments ..................................      445,883      273,608      137,866       (70,134)
                                                          ----------   ----------   ----------   -----------
      Net gain (loss) on investments ..................      435,802      473,426      139,133     1,978,696
                                                          ----------   ----------   ----------   -----------
   Reinvested capital gains ...........................           --           --           --            --
                                                          ----------   ----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      409,848      462,521      126,605     1,934,804
                                                          ==========   ==========   ==========   ===========

                                                            RyTrans      RyUSGvtBd       RyUrsa        RyUtil
                                                          -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ...............................   $        --       201,014            --            --
   Mortality and expense risk charges (note 2) ........        (1,645)      (88,863)      (82,965)      (19,191)
                                                          -----------   -----------   -----------   -----------
      Net investment income (loss) ....................        (1,645)      112,151       (82,965)      (19,191)
                                                          -----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold ..............     4,442,290    39,310,303    79,308,870    25,372,941
   Cost of mutual fund shares sold ....................    (4,461,099)  (38,047,483)  (81,473,869)  (24,724,459)
                                                          -----------   -----------   -----------   -----------
      Realized gain (loss) on investments .............       (18,809)    1,262,820    (2,164,999)      648,482
   Change in unrealized gain (loss)
      on investments ..................................         1,065      (523,359)     (141,797)      (51,904)
                                                          -----------   -----------   -----------   -----------
      Net gain (loss) on investments ..................       (17,744)      739,461    (2,306,796)      596,578
                                                          -----------   -----------   -----------   -----------
   Reinvested capital gains ...........................            --            --            --            --
                                                          -----------   -----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   (19,389)      851,612    (2,389,761)      577,387
                                                          ===========   ===========   ===========   ===========

                                                            RyVel100    SBGSFundVal   SBTSIntlGro   SBTSLgCap
                                                          -----------   -----------   -----------   ---------
Investment activity:
   Reinvested dividends ...............................            --          --           --             --
   Mortality and expense risk charges (note 2) ........       (22,380)       (407)        (370)       (28,034)
                                                          -----------     -------        -----       --------
      Net investment income (loss) ....................       (22,380)       (407)        (370)       (28,034)
                                                          -----------     -------        -----       --------

   Proceeds from mutual fund shares sold ..............    89,795,454      47,809          381        194,358
   Cost of mutual fund shares sold ....................   (89,270,164)    (63,522)        (685)      (277,543)
                                                          -----------     -------        -----       --------
      Realized gain (loss) on investments .............       525,290     (15,713)        (304)       (83,185)
   Change in unrealized gain (loss)
      on investments ..................................        11,984      19,343        4,084        547,743
                                                          -----------     -------        -----       --------
      Net gain (loss) on investments ..................       537,274       3,630        3,780        464,558
                                                          -----------     -------        -----       --------
   Reinvested capital gains ...........................            --          --           --             --
                                                          -----------     -------        -----       --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       514,894       3,223        3,410        436,524
                                                          ===========     =======        =====       ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                          SBTSMMkt
                                                          --------
Investment activity:
   Reinvested dividends ...............................   $  1,187
   Mortality and expense risk charges (note 2) ........     (2,027)
                                                          --------
      Net investment income (loss) ....................       (840)
                                                          --------

   Proceeds from mutual fund shares sold ..............     19,012
   Cost of mutual fund shares sold ....................    (19,012)
                                                          --------
      Realized gain (loss) on investments .............         --
   Change in unrealized gain (loss)
      on investments ..................................         --
                                                          --------
      Net gain (loss) on investments ..................         --
                                                          --------
   Reinvested capital gains ...........................         --
                                                          --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   (840)
                                                          ========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                     Total                  ACVPIncGr3
                                                          ---------------------------   ----------------
                                                               2003          2002         2003      2002
                                                          -------------   -----------   --------   -----
Investment activity:
   Net investment income (loss) .......................   $  (1,120,872)     (219,322)       459      --
   Realized gain (loss) on investments ................       6,661,372   (10,327,907)    10,729      --
   Change in unrealized gain (loss)
      on investments ..................................         568,183      (440,504)    33,547      46
   Reinvested capital gains ...........................          16,120           243         --      --
                                                          -------------   -----------   --------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................       6,124,803   (10,987,490)    44,735      46
                                                          -------------   -----------   --------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................     130,353,362   101,709,622    221,143   2,377
   Transfers between funds ............................              --            --   (132,854)     --
   Redemptions (note 3) ...............................     (15,126,375)   (6,099,487)    (2,735)     --
   Annuity benefits ...................................          (7,645)      (11,282)        --      --
   Annual contract maintenance charges
      (note 2) ........................................          (1,543)       (1,759)        --      --
   Contingent deferred sales charges
      (note 2) ........................................        (513,711)      (26,467)        --      --
   Adjustments to maintain reserves ...................          14,507       (44,917)       (78)     --
                                                          -------------   -----------   --------   -----
         Net equity transactions ......................     114,718,595    95,525,710     85,476   2,377
                                                          -------------   -----------   --------   -----

Net change in contract owners' equity .................     120,843,398    84,538,220    130,211   2,423
Contract owners' equity beginning
   of period ..........................................     198,848,699    33,802,912    376,299      --
                                                          -------------   -----------   --------   -----
Contract owners' equity end of period .................   $ 319,692,097   118,341,132    506,510   2,423
                                                          =============   ===========   ========   =====

CHANGES IN UNITS:
   Beginning units ....................................      20,915,214     2,894,276     45,760      --
                                                          -------------   -----------   --------   -----
   Units purchased ....................................     229,391,934    11,813,644     50,969     263

   Units redeemed .....................................    (216,343,750)   (2,645,797)   (41,167)     --
                                                          -------------   -----------   --------   -----
   Ending units .......................................      33,963,398    12,062,123     55,562     263
                                                          =============   ===========   ========   =====

                                                            ACVPUltra3          ACVPVal3
                                                          --------------   ----------------
                                                            2003    2002     2003     2002
                                                          -------   ----   -------   ------
Investment activity:
   Net investment income (loss) .......................    (1,033)   (1)     3,907      (36)
   Realized gain (loss) on investments ................      (127)   --    (31,645)      --
   Change in unrealized gain (loss)
      on investments ..................................    32,043   (44)    34,484     (859)
   Reinvested capital gains ...........................        --    --         --       --
                                                          -------   ---    -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    30,883   (45)     6,746     (895)
                                                          -------   ---    -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................   116,490    --    271,205       --
   Transfers between funds ............................   (86,246)  550    218,878   78,390
   Redemptions (note 3) ...............................    (1,055)   --     (9,616)     (63)
   Annuity benefits ...................................        --    --         --       --
   Annual contract maintenance charges
      (note 2) ........................................        --    --         --       --
   Contingent deferred sales charges
      (note 2) ........................................        --    --         (2)      --
   Adjustments to maintain reserves ...................         1     4        (50)      (3)
                                                          -------   ---    -------   ------
         Net equity transactions ......................    29,190   554    480,415   78,324
                                                          -------   ---    -------   ------

Net change in contract owners' equity .................    60,073   509    487,161   77,429
Contract owners' equity beginning
   of period ..........................................   257,088    --    355,889       --
                                                          -------   ---    -------   ------
Contract owners' equity end of period .................   317,161   509    843,050   77,429
                                                          =======   ===    =======   ======

CHANGES IN UNITS:
   Beginning units ....................................    32,296    --     41,169       --
                                                          -------   ---    -------   ------
   Units purchased ....................................    28,363    56     91,303    8,098

   Units redeemed .....................................   (24,653)   --    (42,588)      (6)
                                                          -------   ---    -------   ------
   Ending units .......................................    36,006    56     89,884    8,092
                                                          =======   ===    =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                             FidVIPEIS2R      FidVIPGrS2R      FidVIPConS2R        GVITGvtBd3
                                                          ----------------   -------------   ---------------   ------------------
                                                            2003     2002      2003   2002     2003     2002      2003      2002
                                                          --------  ------   -------  ----   --------  -----   ----------  ------
Investment activity:
   Net investment income (loss) .......................   $ 12,698     (18)     (800)   --       (491)    (3)     166,568   1,898
   Realized gain (loss) on investments ................    (71,182)    (15)   (1,231)   --    (17,685)    --       12,502   1,840
   Change in unrealized gain (loss)
      on investments ..................................     30,269  (1,349)   22,914    --     40,495   (121)     124,101    (496)
   Reinvested capital gains ...........................         --      --        --    --         --     --       16,120     173
                                                          --------  ------   -------   ---   --------  -----   ----------  ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    (28,215) (1,382)   20,883    --     22,319   (124)     319,291   3,415
                                                          --------  ------   -------   ---   --------  -----   ----------  ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................    162,371  22,500    12,605    --    165,139     --    1,242,154   5,831
   Transfers between funds ............................    310,934  15,040   265,788    --   (383,723) 2,949    7,201,653  37,369
   Redemptions (note 3) ...............................     (9,272)    (30)   (9,898)   --     (3,501)    --      (67,265) (1,408)
   Annuity benefits ...................................         --      --        --    --         --     --           --      --
   Annual contract maintenance charges
      (note 2) ........................................         --      --        --    --         --     --           --      --
   Contingent deferred sales charges
      (note 2) ........................................         (2)     --       (31)   --         --     --         (658)     --
   Adjustments to maintain reserves ...................        (80)     (3)      (32)   --        (27)    (5)          50      60
                                                          --------  ------   -------   ---   --------  -----   ----------  ------
         Net equity transactions ......................    463,951  37,507   268,432    --   (222,112) 2,944    8,375,934  41,852
                                                          --------  ------   -------   ---   --------  -----   ----------  ------

Net change in contract owners' equity .................    435,736  36,125   289,315    --   (199,793) 2,820    8,695,225  45,267
Contract owners' equity beginning
   of period ..........................................    388,260      --   135,684    --    721,850     --    7,622,031      --
                                                          --------  ------   -------   ---   --------  -----   ----------  ------
Contract owners' equity end of period .................   $823,996  36,125   424,999    --    522,057  2,820   16,317,256  45,267
                                                          ========  ======   =======   ===   ========  =====   ==========  ======

CHANGES IN UNITS:
   Beginning units ....................................     47,451      --    18,215    --     83,617     --      707,893      --
                                                          --------  ------   -------   ---   --------  -----   ----------  ------
   Units purchased ....................................    124,887   3,876    49,240    --     28,355    296      889,277   4,589
   Units redeemed .....................................    (80,509)     (3)  (16,718)   --    (56,317)    --     (118,466)   (140)
                                                          --------  ------   -------   ---   --------  -----   ----------  ------
   Ending units .......................................     91,829   3,873    50,737    --     55,655    296    1,478,704   4,449
                                                          ========  ======   =======   ===   ========  =====   ==========  ======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                           GVITSMdCpGr3             GVITMyMkt2
                                                          ---------------   -------------------------
                                                            2003     2002      2003           2002
                                                          --------   ----   -----------   -----------
Investment activity:
   Net investment income (loss) .......................   $   (855)   --       (748,303)      (93,086)
   Realized gain (loss) on investments ................     22,318    --             --            --
   Change in unrealized gain (loss)
      on investments ..................................      1,480    --             --            --
   Reinvested capital gains ...........................         --    --             --            --
                                                          --------   ---    -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     22,943    --       (748,303)      (93,086)
                                                          --------   ---    -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................    133,121    --    111,041,661    75,802,848
   Transfers between funds ............................    115,134    --    (62,052,943)  (23,863,129)
   Redemptions (note 3) ...............................     (5,006)   --    (12,491,285)  (5,050,966)
   Annuity benefits ...................................         --    --             --            --
   Annual contract maintenance charges
      (note 2) ........................................         --    --             --            --
   Contingent deferred sales charges
      (note 2) ........................................         --    --       (485,625)      (19,687)
   Adjustments to maintain reserves ...................      3,143    --         (1,836)       (1,070)
                                                          --------   ---    -----------   -----------
         Net equity transactions ......................    246,392    --     36,009,972    46,867,996
                                                          --------   ---    -----------   -----------

Net change in contract owners' equity .................    269,335    --     35,261,669    46,774,910
Contract owners' equity beginning
   of period ..........................................     47,489    --    107,602,427    13,783,612
                                                          --------   ---    -----------   -----------
Contract owners' equity end of period .................   $316,824    --    142,864,096    60,558,522
                                                          ========   ===    ===========   ===========
CHANGES IN UNITS:
   Beginning units ....................................      6,721    --     10,851,135     1,379,982
                                                          --------   ---    -----------   -----------
   Units purchased ....................................     39,917    --     64,503,328     5,995,647
   Units redeemed .....................................     (9,746)   --    (60,852,141)   (1,297,294)
                                                          --------   ---    -----------   -----------
   Ending units .......................................     36,892    --     14,502,322     6,078,335
                                                          ========   ===    ===========   ===========

                                                             GVITNWFund3      GVITSmCapGr3
                                                          ----------------   ---------------
                                                             2003     2002     2003     2002
                                                          ---------   ----   --------   ----
Investment activity:
   Net investment income (loss) .......................      (2,643)    (4)      (521)   --
   Realized gain (loss) on investments ................      (9,490)   (45)    10,224    --
   Change in unrealized gain (loss)
      on investments ..................................      86,770     --      7,527    --
   Reinvested capital gains ...........................          --     --         --    --
                                                          ---------    ---   --------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      74,637    (49)    17,230    --
                                                          ---------    ---   --------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................     806,414     --    578,239    --
   Transfers between funds ............................    (175,477)    79   (383,912)   --
   Redemptions (note 3) ...............................     (13,470)   (30)    (6,113)   --
   Annuity benefits ...................................          --     --         --    --
   Annual contract maintenance charges
      (note 2) ........................................          --     --         --    --
   Contingent deferred sales charges
      (note 2) ........................................         (83)    --         (7)   --
   Adjustments to maintain reserves ...................        (150)    --        (73)   --
                                                          ---------    ---   --------   ---
         Net equity transactions ......................     617,234     49    188,134    --
                                                          ---------    ---   --------   ---

Net change in contract owners' equity .................     691,871     --    205,364    --
Contract owners' equity beginning
   of period ..........................................     398,598     --     17,485    --
                                                          ---------    ---   --------   ---
Contract owners' equity end of period .................   1,090,469     --    222,849    --
                                                          =========    ===   ========   ===

CHANGES IN UNITS:
   Beginning units ....................................      49,230     --      2,437    --
                                                          ---------    ---   --------   ---
   Units purchased ....................................     110,542     --     95,611    --
   Units redeemed .....................................     (38,374)    --    (71,039)   --
                                                          ---------    ---   --------   ---
   Ending units .......................................     121,398     --     27,009    --
                                                          =========    ===   ========   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                            GVITSmCapVal3       GVITSmComp3
                                                          -----------------   --------------
                                                            2003      2002     2003     2002
                                                          --------   ------   -------   ----
Investment activity:
   Net investment income (loss) .......................   $   (729)     (14)     (932)    --
   Realized gain (loss) on investments ................      1,052     (802)      768     --
   Change in unrealized gain (loss)
      on investments ..................................     15,640     (312)   24,289     --
   Reinvested capital gains ...........................         --       70        --     --
                                                          --------   ------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     15,963   (1,058)   24,125     --
                                                          --------   ------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................     72,391       --    64,847     --
   Transfers between funds ............................     14,868    4,148    83,733     --
   Redemptions (note 3) ...............................       (992)     (71)   (2,839)    --
   Annuity benefits ...................................         --       --        --     --
   Annual contract maintenance charges
      (note 2) ........................................         --       --        --     --
   Contingent deferred sales charges
      (note 2) ........................................         --       --        (1)    --
   Adjustments to maintain reserves ...................        (36)       2      (102)    --
                                                          --------   ------   -------    ---
         Net equity transactions ......................     86,231    4,079   145,638     --
                                                          --------   ------   -------    ---

Net change in contract owners' equity .................    102,194    3,021   169,763     --
Contract owners' equity beginning
   of period ..........................................     62,803       --    51,303     --
                                                          --------   ------   -------    ---
Contract owners' equity end of period .................   $164,997    3,021   221,066     --
                                                          ========   ======   =======    ===

CHANGES IN UNITS:
   Beginning units ....................................      8,822       --     6,534     --
                                                          --------   ------   -------    ---
   Units purchased ....................................     15,909      356    22,376     --
   Units redeemed .....................................     (5,146)      (6)   (4,215)    --
                                                          --------   ------   -------    ---
   Ending units .......................................     19,585      350    24,695     --
                                                          ========   ======   =======    ===

                                                                 RyArktos                 RyBank
                                                          -----------------------   --------------------
                                                             2003         2002         2003       2002
                                                          -----------   ---------   ----------   -------
Investment activity:
   Net investment income (loss) .......................       (60,279)    (20,982)      (8,701)   (1,706)
   Realized gain (loss) on investments ................    (2,447,621)    339,234      256,503   (17,592)
   Change in unrealized gain (loss)
      on investments ..................................       (46,646)    (18,465)     (28,079)    1,556
   Reinvested capital gains ...........................            --          --           --        --
                                                          -----------   ---------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    (2,554,546)    299,787      219,723   (17,742)
                                                          -----------   ---------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       696,270      37,526      137,679   113,901
   Transfers between funds ............................    12,146,050   3,941,455      653,674    82,619
   Redemptions (note 3) ...............................      (124,752)    (27,396)     (20,126)   (1,371)
   Annuity benefits ...................................            --          --           --        --
   Annual contract maintenance charges
      (note 2) ........................................            --          --           --        --
   Contingent deferred sales charges
      (note 2) ........................................        (1,871)     (1,550)        (139)       --
   Adjustments to maintain reserves ...................          (574)      2,702          183    12,782
                                                          -----------   ---------   ----------   -------
         Net equity transactions ......................    12,715,123   3,952,737      771,271   207,931
                                                          -----------   ---------   ----------   -------

Net change in contract owners' equity .................    10,160,577   4,252,524      990,994   190,189
Contract owners' equity beginning
   of period ..........................................     6,858,467      24,597      921,809    93,629
                                                          -----------   ---------   ----------   -------
Contract owners' equity end of period .................    17,019,044   4,277,121    1,912,803   283,818
                                                          ===========   =========   ==========   =======

CHANGES IN UNITS:
   Beginning units ....................................       752,772       3,558       91,507     9,088
                                                          -----------   ---------   ----------   -------
   Units purchased ....................................    28,001,773     445,630    1,496,835    16,118
   Units redeemed .....................................   (26,359,122)     (3,027)  (1,415,217)     (111)
                                                          -----------   ---------   ----------   -------
   Ending units .......................................     2,395,423     446,161      173,125    25,095
                                                          ===========   =========   ==========   =======

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               RyBasicM               RyBioTech
                                                          -------------------   ---------------------
                                                            2003       2002        2003        2002
                                                          ---------   -------   ----------   --------
Investment activity:
   Net investment income (loss) .......................   $  (2,321)   (1,888)     (14,921)    (3,810)
   Realized gain (loss) on investments ................     (30,417)   (4,127)     483,801   (721,955)
   Change in unrealized gain (loss)
      on investments ..................................       2,708    (3,179)    (173,649)     2,295
   Reinvested capital gains ...........................          --        --           --         --
                                                          ---------   -------   ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     (30,030)   (9,194)     295,231   (723,470)
                                                          ---------   -------   ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      36,971   268,651      236,905     27,629
   Transfers between funds ............................     132,838   454,171    2,045,634    752,958
   Redemptions (note 3) ...............................      (1,305)   (3,510)     (32,796)    (1,640)
   Annuity benefits ...................................          --        --           --         --
   Annual contract maintenance charges
      (note 2) ........................................          --        --           --         --
   Contingent deferred sales charges
      (note 2) ........................................         (14)      (62)        (230)        --
   Adjustments to maintain reserves ...................          23      (452)      (6,066)     4,006
                                                          ---------   -------   ----------   --------
         Net equity transactions ......................     168,513   718,798    2,243,447    782,953
                                                          ---------   -------   ----------   --------

Net change in contract owners' equity .................     138,483   709,604    2,538,678     59,483
Contract owners' equity beginning
   of period ..........................................     298,922     2,137      359,610     38,404
                                                          ---------   -------   ----------   --------
Contract owners' equity end of period .................   $ 437,405   711,741    2,898,288     97,887
                                                          =========   =======   ==========   ========

CHANGES IN UNITS:
   Beginning units ....................................      31,224       192       58,384      3,359
                                                          ---------   -------   ----------   --------
   Units purchased ....................................     395,156    60,874    3,555,568     11,883
   Units redeemed .....................................    (381,053)     (293)  (3,237,978)       (25)
                                                          ---------   -------   ----------   --------
   Ending units .......................................      45,327    60,773      375,974     15,217
                                                          =========   =======   ==========   ========

                                                              RyConsProd                RyElec
                                                          -------------------   ---------------------
                                                             2003       2002       2003        2002
                                                          ---------   -------   ----------   --------
Investment activity:
   Net investment income (loss) .......................      (7,269)   (2,095)      (9,601)    (5,087)
   Realized gain (loss) on investments ................      68,108     8,456       (9,697)  (301,058)
   Change in unrealized gain (loss)
      on investments ..................................      21,278    (9,975)     (57,002)   (10,444)
   Reinvested capital gains ...........................          --        --           --         --
                                                          ---------   -------   ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      82,117    (3,614)     (76,300)  (316,589)
                                                          ---------   -------   ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      41,466   247,077      123,522    182,691
   Transfers between funds ............................     726,843    86,510    1,848,011    659,212
   Redemptions (note 3) ...............................     (25,832)   (4,056)     (19,669)   (48,822)
   Annuity benefits ...................................          --        --           --         --
   Annual contract maintenance charges
      (note 2) ........................................          --        --           --         --
   Contingent deferred sales charges
      (note 2) ........................................        (631)       --         (832)        --
   Adjustments to maintain reserves ...................        (126)      630         (872)   (28,176)
                                                          ---------   -------   ----------   --------
         Net equity transactions ......................     741,720   330,161    1,950,160    764,905
                                                          ---------   -------   ----------   --------

Net change in contract owners' equity .................     823,837   326,547    1,873,860    448,316
Contract owners' equity beginning
   of period ..........................................   1,290,505     1,128      257,310     59,125
                                                          ---------   -------   ----------   --------
Contract owners' equity end of period .................   2,114,342   327,675    2,131,170    507,441
                                                          =========   =======   ==========   ========

CHANGES IN UNITS:
   Beginning units ....................................     131,223       109       35,621      4,181
                                                          ---------   -------   ----------   --------
   Units purchased ....................................     662,569    30,739    2,856,491     48,912
   Units redeemed .....................................    (594,327)     (365)  (2,649,261)    (2,542)
                                                          ---------   -------   ----------   --------
   Ending units .......................................     199,465    30,483      242,851     50,551
                                                          =========   =======   ==========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                 RyEnergy                 RyEnSvc
                                                          ---------------------   ----------------------
                                                              2003        2002       2003         2002
                                                          -----------   -------   ----------   ---------
Investment activity:
   Net investment income (loss) .......................   $    (9,813)   (1,499)      (9,732)     (6,399)
   Realized gain (loss) on investments ................        15,675   (32,431)     (72,210)     (4,623)
   Change in unrealized gain (loss)
      on investments ..................................       (21,844)      749       (6,877)   (152,965)
   Reinvested capital gains ...........................            --        --           --          --
                                                          -----------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................       (15,982)  (33,181)     (88,819)   (163,987)
                                                          -----------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       168,784   184,556      123,067     183,722
   Transfers between funds ............................       189,361    70,403      712,683     762,929
   Redemptions (note 3) ...............................       (49,903)     (911)     (37,993)    (72,565)
   Annuity benefits ...................................            --        --           --          --
   Annual contract maintenance charges
      (note 2) ........................................            --        --           --          --
   Contingent deferred sales charges
      (note 2) ........................................          (715)       --         (681)       (123)
   Adjustments to maintain reserves ...................          (116)      (36)       3,621       1,385
                                                          -----------   -------   ----------   ---------
         Net equity transactions ......................       307,411   254,012      800,697     875,348
                                                          -----------   -------   ----------   ---------

Net change in contract owners' equity .................       291,429   220,831      711,878     711,361
Contract owners' equity beginning
   of period ..........................................     1,394,943     4,576      838,973     424,310
                                                          -----------   -------   ----------   ---------
Contract owners' equity end of period .................   $ 1,686,372   225,407    1,550,851   1,135,671
                                                          ===========   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units ....................................       158,402       444       76,321      33,477
                                                          -----------   -------   ----------   ---------
   Units purchased ....................................     1,878,192    22,565    2,413,421      63,955
   Units redeemed .....................................    (1,857,400)      (80)  (2,356,964)     (4,251)
                                                          -----------   -------   ----------   ---------
   Ending units .......................................       179,194    22,929      132,778      93,181
                                                          ===========   =======   ==========   =========

                                                                RyFinSvc               RyHealthC
                                                          --------------------   ----------------------
                                                             2003        2002       2003        2002
                                                          ----------   -------   ----------   ---------
Investment activity:
   Net investment income (loss) .......................       (7,708)     (733)     (14,356)     (2,002)
   Realized gain (loss) on investments ................      161,543   (23,579)      27,703    (180,467)
   Change in unrealized gain (loss)
      on investments ..................................      (33,922)    2,113      (71,236)     (8,192)
   Reinvested capital gains ...........................           --        --           --          --
                                                          ----------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      119,913   (22,199)     (57,889)   (190,661)
                                                          ----------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      145,400   122,702      276,573     175,925
   Transfers between funds ............................    1,281,233   168,473    1,743,979   3,296,008
   Redemptions (note 3) ...............................      (15,115)     (464)     (39,561)     (1,416)
   Annuity benefits ...................................           --        --           --          --
   Annual contract maintenance charges
      (note 2) ........................................           --        --           --          --
   Contingent deferred sales charges
      (note 2) ........................................         (140)       --         (894)         --
   Adjustments to maintain reserves ...................         (128)       84         (429)        (41)
                                                          ----------   -------   ----------   ---------
         Net equity transactions ......................    1,411,250   290,795    1,979,668   3,470,476
                                                          ----------   -------   ----------   ---------

Net change in contract owners' equity .................    1,531,163   268,596    1,921,779   3,279,815
Contract owners' equity beginning
   of period ..........................................      524,297    35,360    1,001,779         226
                                                          ----------   -------   ----------   ---------
Contract owners' equity end of period .................    2,055,460   303,956    2,923,558   3,280,041
                                                          ==========   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units ....................................       59,788     3,379      131,266          23
                                                          ----------   -------   ----------   ---------
   Units purchased ....................................    1,441,159    26,039    2,112,092     407,241
   Units redeemed .....................................   (1,287,670)      (41)  (1,909,751)       (166)
                                                          ----------   -------   ----------   ---------
   Ending units .......................................      213,277    29,377      333,607     407,098
                                                          ==========   =======   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                   RyNet                RyJuno
                                                          ----------------------   ----------------
                                                              2003        2002        2003     2002
                                                          -----------   --------   ---------   ----
Investment activity:
   Net investment income (loss) .......................   $   (14,145)    (1,328)     (7,132)    --
   Realized gain (loss) on investments ................        30,946   (118,373)    (53,767)    --
   Change in unrealized gain (loss)
      on investments ..................................       109,617    (14,542)    112,467     --
   Reinvested capital gains ...........................            --         --          --     --
                                                          -----------   --------   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................       126,418   (134,243)     51,568     --
                                                          -----------   --------   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       205,706     89,286     165,089     --
   Transfers between funds ............................     1,939,882    149,030   6,543,329     --
   Redemptions (note 3) ...............................       (25,286)   (34,371)    (11,427)    --
   Annuity benefits ...................................            --         --          --     --
   Annual contract maintenance charges
      (note 2) ........................................            --         --          --     --
   Contingent deferred sales charges
      (note 2) ........................................          (338)        --        (174)    --
   Adjustments to maintain reserves ...................          (294)      (449)        (84)    --
                                                          -----------   --------   ---------    ---
         Net equity transactions ......................     2,119,670    203,496   6,696,733     --
                                                          -----------   --------   ---------    ---

Net change in contract owners' equity .................     2,246,088     69,253   6,748,301     --
Contract owners' equity beginning
   of period ..........................................       340,198        658          --     --
                                                          -----------   --------   ---------    ---
Contract owners' equity end of period .................   $ 2,586,286     69,911   6,748,301     --
                                                          ===========   ========   =========    ===

CHANGES IN UNITS:
   Beginning units ....................................        43,471         47          --     --
                                                          -----------   --------   ---------    ---
   Units purchased ....................................     1,554,356      9,838   1,222,489     --
   Units redeemed .....................................    (1,339,837)    (1,101)   (506,424)    --
                                                          -----------   --------   ---------    ---
   Ending units .......................................       257,990      8,784     716,065     --
                                                          ===========   ========   =========    ===

                                                                RyLgCapEuro             RyLgCapJapan
                                                          ----------------------   ----------------------
                                                             2003         2002        2003         2002
                                                          ----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) .......................      (12,523)     (7,034)     (14,847)    (12,586)
   Realized gain (loss) on investments ................      440,152    (168,828)     171,307    (854,627)
   Change in unrealized gain (loss)
      on investments ..................................     (104,299)     34,223     (113,542)     60,264
   Reinvested capital gains ...........................           --          --           --          --
                                                          ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      323,330    (141,639)      42,918    (806,949)
                                                          ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      119,141     137,570       83,434      46,657
   Transfers between funds ............................    1,228,726     989,929    1,220,105   2,966,861
   Redemptions (note 3) ...............................      (28,864)    (15,161)     (12,078)     (6,955)
   Annuity benefits ...................................           --          --           --          --
   Annual contract maintenance charges
      (note 2) ........................................           --          --           --          --
   Contingent deferred sales charges
      (note 2) ........................................          (73)         --         (270)         --
   Adjustments to maintain reserves ...................         (319)       (708)        (514)       (634)
                                                          ----------   ---------   ----------   ---------
         Net equity transactions ......................    1,318,611   1,111,630    1,290,677   3,005,929
                                                          ----------   ---------   ----------   ---------

Net change in contract owners' equity .................    1,641,941     969,991    1,333,595   2,198,980
Contract owners' equity beginning
   of period ..........................................    1,783,989     389,892    2,531,515          --
                                                          ----------   ---------   ----------   ---------
Contract owners' equity end of period .................    3,425,930   1,359,883    3,865,110   2,198,980
                                                          ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ....................................      228,764      35,296      357,322          --
                                                          ----------   ---------   ----------   ---------
   Units purchased ....................................    3,752,304     104,309    5,438,341     237,878
   Units redeemed .....................................   (3,583,994)     (1,366)  (5,249,516)       (546)
                                                          ----------   ---------   ----------   ---------
   Ending units .......................................      397,074     138,239      546,147     237,332
                                                          ==========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                RyLeisure               RyMedius
                                                          --------------------   ----------------------
                                                             2003        2002       2003         2002
                                                          ----------   -------   ----------   ---------
Investment activity:
   Net investment income (loss) .......................   $   (2,680)   (2,759)     (17,753)     (9,088)
   Realized gain (loss) on investments ................        6,308   (28,454)     113,767    (287,762)
   Change in unrealized gain (loss)
      on investments ..................................       21,071   (18,545)     (39,189)     31,897
   Reinvested capital gains ...........................           --        --           --          --
                                                          ----------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................       24,699   (49,758)      56,825    (264,953)
                                                          ----------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       73,628   143,504      271,357     235,141
   Transfers between funds ............................      354,156   361,900      402,656   1,077,292
   Redemptions (note 3) ...............................       (3,661)   (1,353)     (64,427)    (18,864)
   Annuity benefits ...................................           --        --           --          --
   Annual contract maintenance charges
      (note 2) ........................................           --        --           --          --
   Contingent deferred sales charges
      (note 2) ........................................           (4)       --         (672)         --
   Adjustments to maintain reserves ...................          995    23,238        5,309         952
                                                          ----------   -------   ----------   ---------
         Net equity transactions ......................      425,114   527,289      614,223   1,294,521
                                                          ----------   -------   ----------   ---------

Net change in contract owners' equity .................      449,813   477,531      671,048   1,029,568
Contract owners' equity beginning
   of period ..........................................      553,680    37,711    2,186,704     437,151
                                                          ----------   -------   ----------   ---------
Contract owners' equity end of period .................   $1,003,493   515,242    2,857,752   1,466,719
                                                          ==========   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units ....................................       56,410     3,229      237,934      35,445
                                                          ----------   -------   ----------   ---------
   Units purchased ....................................      533,420    39,094    3,968,531      92,073
   Units redeemed .....................................     (498,328)     (104)  (3,939,971)     (1,286)
                                                          ----------   -------   ----------   ---------
   Ending units .......................................       91,502    42,219      266,494     126,232
                                                          ==========   =======   ==========   =========

                                                                   RyMekros                    RyNova
                                                          -------------------------   -----------------------
                                                              2003          2002          2003         2002
                                                          -----------   -----------   -----------   ---------
Investment activity:
   Net investment income (loss) .......................       (54,690)      (20,746)      (40,916)    (13,125)
   Realized gain (loss) on investments ................     3,511,818      (921,566)      (43,883)   (766,539)
   Change in unrealized gain (loss)
      on investments ..................................       (11,371)       24,515        (7,552)     27,600
   Reinvested capital gains ...........................            --            --            --          --
                                                          -----------   -----------   -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     3,445,757      (917,797)      (92,351)   (752,064)
                                                          -----------   -----------   -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       369,451     7,914,451       527,461     245,429
   Transfers between funds ............................    (1,291,260)  (13,517,573)    1,879,566   5,123,575
   Redemptions (note 3) ...............................      (189,137)      (22,709)     (151,004)    (32,250)
   Annuity benefits ...................................            --            --            --          --
   Annual contract maintenance charges
      (note 2) ........................................            --            --            --          --
   Contingent deferred sales charges
      (note 2) ........................................        (3,494)           --        (1,161)         --
   Adjustments to maintain reserves ...................        55,425        (9,426)        1,624      (2,216)
                                                          -----------   -----------   -----------   ---------
         Net equity transactions ......................    (1,059,015)   (5,635,257)    2,256,486   5,334,538
                                                          -----------   -----------   -----------   ---------

Net change in contract owners' equity .................     2,386,742    (6,553,054)    2,164,135   4,582,474
Contract owners' equity beginning
   of period ..........................................    10,145,460     8,278,549     3,846,631     914,019
                                                          -----------   -----------   -----------   ---------
Contract owners' equity end of period .................    12,532,202     1,725,495     6,010,766   5,496,493
                                                          ===========   ===========   ===========   =========

CHANGES IN UNITS:
   Beginning units ....................................     1,252,515       651,243       540,045      81,264
                                                          -----------   -----------   -----------   ---------
   Units purchased ....................................    11,358,323       710,558    10,722,059     544,205
   Units redeemed .....................................   (11,324,603)   (1,215,644)  (10,521,314)     (3,230)
                                                          -----------   -----------   -----------   ---------
   Ending units .......................................     1,286,235       146,157       740,790     622,239
                                                          ===========   ===========   ===========   =========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                    RyOTC                   RyPrecMet
                                                          -------------------------   ----------------------
                                                              2003          2002         2003         2002
                                                          ------------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) .......................   $    (53,928)     (13,223)     (36,493)     (9,915)
   Realized gain (loss) on investments ................      1,944,913   (1,587,896)    (433,864)   (165,802)
   Change in unrealized gain (loss)
      on investments ..................................       (134,118)      (7,231)      19,229     (52,167)
   Reinvested capital gains ...........................             --           --           --          --
                                                          ------------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      1,756,867   (1,608,350)    (451,128)   (227,884)
                                                          ------------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................        339,646       28,176      332,908     694,527
   Transfers between funds ............................     11,960,622    2,855,208   (1,435,624)  1,732,442
   Redemptions (note 3) ...............................       (397,087)     (19,665)     (89,322)    (38,030)
   Annuity benefits ...................................             --           --           --          --
   Annual contract maintenance charges
      (note 2) ........................................             --           --           --          --
   Contingent deferred sales charges
      (note 2) ........................................         (3,081)         (61)        (460)     (1,184)
   Adjustments to maintain reserves ...................         (3,509)      (4,553)       5,002       4,173
                                                          ------------   ----------   ----------   ---------
         Net equity transactions ......................     11,896,591    2,859,105   (1,187,496)  2,391,928
                                                          ------------   ----------   ----------   ---------

Net change in contract owners' equity .................     13,653,458    1,250,755   (1,638,624)  2,164,044
Contract owners' equity beginning
   of period ..........................................      2,022,792      431,187    7,029,828      56,041
                                                          ------------   ----------   ----------   ---------
Contract owners' equity end of period .................   $ 15,676,250    1,681,942    5,391,204   2,220,085
                                                          ============   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ....................................        248,795       31,958      518,500       5,933
                                                          ------------   ----------   ----------   ---------
   Units purchased ....................................     15,335,152      159,634    4,869,395     170,861
   Units redeemed .....................................    (13,980,064)      (1,074)  (4,977,796)     (2,596)
                                                          ------------   ----------   ----------   ---------
   Ending units .......................................      1,603,883      190,518      410,099     174,198
                                                          ============   ==========   ==========   =========

                                                               RyRealEst              RyRetail
                                                          -------------------   --------------------
                                                             2003       2002       2003       2002
                                                          ---------   -------   ---------   --------
Investment activity:
   Net investment income (loss) .......................      (5,843)   (1,318)     (5,586)    (2,531)
   Realized gain (loss) on investments ................      86,155    (2,401)    114,483    (27,260)
   Change in unrealized gain (loss)
      on investments ..................................      16,156    11,565       7,042      1,394
   Reinvested capital gains ...........................          --        --          --         --
                                                          ---------   -------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      96,468     7,846     115,939    (28,397)
                                                          ---------   -------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................     267,696    16,857     119,625    155,926
   Transfers between funds ............................    (356,703)  856,417   1,604,381   (623,448)
   Redemptions (note 3) ...............................     (19,254)   (4,080)    (10,974)   (55,310)
   Annuity benefits ...................................          --        --          --         --
   Annual contract maintenance charges
      (note 2) ........................................          --        --          --         --
   Contingent deferred sales charges
      (note 2) ........................................         (74)       --         (59)        --
   Adjustments to maintain reserves ...................       2,842      (302)      1,550      1,035
                                                          ---------   -------   ---------   --------
         Net equity transactions ......................    (105,493)  868,892   1,714,523   (521,797)
                                                          ---------   -------   ---------   --------

Net change in contract owners' equity .................      (9,025)  876,738   1,830,462   (550,194)
Contract owners' equity beginning
   of period ..........................................   1,075,217    58,317     183,299    695,234
                                                          ---------   -------   ---------   --------
Contract owners' equity end of period .................   1,066,192   935,055   2,013,761    145,040
                                                          =========   =======   =========   ========

CHANGES IN UNITS:
   Beginning units ....................................     105,366     5,572      20,170     58,791
                                                          ---------   -------   ---------   --------
   Units purchased ....................................     743,722    77,340     964,022     13,562
   Units redeemed .....................................    (753,423)     (358)   (791,902)   (59,038)
                                                          ---------   -------   ---------   --------
   Ending units .......................................      95,665    82,554     192,290     13,315
                                                          =========   =======   =========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                 RySectRot                 RyTech
                                                          -----------------------   -------------------
                                                              2003         2002        2003       2002
                                                          -----------   ---------   ---------   -------
Investment activity:
   Net investment income (loss) .......................    $  (25,954)     (2,317)    (10,905)   (1,346)
   Realized gain (loss) on investments ................       (10,081)    (52,647)    199,818   (94,187)
   Change in unrealized gain (loss)
      on investments ..................................       445,883     (62,215)    273,608     1,778
   Reinvested capital gains ...........................            --          --          --        --
                                                           ----------   ---------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................       409,848    (117,179)    462,521   (93,755)
                                                           ----------   ---------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................     2,769,867     966,034     152,878   169,149
   Transfers between funds ............................      (853,587)    945,327   1,560,331   228,173
   Redemptions (note 3) ...............................       (56,628)     (9,798)    (29,084)  (40,054)
   Annuity benefits ...................................            --          --          --        --
   Annual contract maintenance charges
      (note 2) ........................................            --          --          --        --
   Contingent deferred sales charges
      (note 2) ........................................           (93)       (179)       (356)       --
   Adjustments to maintain reserves ...................          (633)      2,640        (626)     (368)
                                                           ----------   ---------   ---------   -------
         Net equity transactions ......................     1,858,926   1,904,024   1,683,143   356,900
                                                           ----------   ---------   ---------   -------

Net change in contract owners' equity .................     2,268,774   1,786,845   2,145,664   263,145
Contract owners' equity beginning
   of period ..........................................     3,167,162          --   1,009,366    57,967
                                                           ----------   ---------   ---------   -------
Contract owners' equity end of period .................    $5,435,936   1,786,845   3,155,030   321,112
                                                           ==========   =========   =========   =======

CHANGES IN UNITS:
   Beginning units ....................................       412,002          --     125,977     4,346
                                                           ----------   ---------   ---------   -------
   Units purchased ....................................       797,228     191,440   1,013,702    34,689
   Units redeemed .....................................      (570,903)       (971)   (825,085)   (2,910)
                                                           ----------   ---------   ---------   -------
   Ending units .......................................       638,327     190,469     314,594    36,125
                                                           ==========   =========   =========   =======

                                                                 RyTele                RyTitan500
                                                          --------------------   ----------------------
                                                             2003        2002       2003         2002
                                                          ----------   -------   ----------   ---------
Investment activity:
   Net investment income (loss) .......................      (12,528)     (890)     (43,892)     (4,013)
   Realized gain (loss) on investments ................        1,267   (57,048)   2,048,830    (135,427)
   Change in unrealized gain (loss)
      on investments ..................................      137,866   (19,682)     (70,134)     (4,715)
   Reinvested capital gains ...........................           --        --           --          --
                                                          ----------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      126,605   (77,620)   1,934,804    (144,155)
                                                          ----------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      247,243    25,496    1,458,099     305,947
   Transfers between funds ............................    1,385,369   198,649    6,781,090     927,127
   Redemptions (note 3) ...............................      (22,981)  (17,639)     (58,340)     (1,625)
   Annuity benefits ...................................           --        --           --          --
   Annual contract maintenance charges
      (note 2) ........................................           --        --           --          --
   Contingent deferred sales charges
      (note 2) ........................................         (395)   (1,163)         (98)         --
   Adjustments to maintain reserves ...................         (546)      (35)      (4,276)     (1,333)
                                                          ----------   -------   ----------   ---------
         Net equity transactions ......................    1,608,690   205,308    8,176,475   1,230,116
                                                          ----------   -------   ----------   ---------

Net change in contract owners' equity .................    1,735,295   127,688   10,111,279   1,085,961
Contract owners' equity beginning
   of period ..........................................      891,274     1,424    1,489,970      12,282
                                                          ----------   -------   ----------   ---------
Contract owners' equity end of period .................    2,626,569   129,112   11,601,249   1,098,243
                                                          ==========   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units ....................................      146,026       139      240,214       1,055
                                                          ----------   -------   ----------   ---------
   Units purchased ....................................    1,664,038    23,619   10,256,673     133,752
   Units redeemed .....................................   (1,429,502)   (1,606)  (8,920,302)       (176)
                                                          ----------   -------   ----------   ---------
   Ending units .......................................      380,562    22,152    1,576,585     134,631
                                                          ==========   =======   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                RyTrans                RyUSGvtBd
                                                          -------------------   -----------------------
                                                             2003       2002       2003         2002
                                                          ---------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) .......................   $  (1,645)   (2,235)     112,151       94,465
   Realized gain (loss) on investments ................     (18,809)  108,645    1,262,820       (2,146)
   Change in unrealized gain (loss)
      on investments ..................................       1,065     2,963     (523,359)     476,117
   Reinvested capital gains ...........................          --        --           --           --
                                                          ---------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     (19,389)  109,373      851,612      568,436
                                                          ---------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       8,283   209,112    3,296,241   11,574,063
   Transfers between funds ............................    (123,482)  320,568   (9,207,144)   2,502,787
   Redemptions (note 3) ...............................      (5,445)   (1,058)    (309,643)     (40,324)
   Annuity benefits ...................................          --        --           --           --
   Annual contract maintenance charges
      (note 2) ........................................          --        --           --           --
   Contingent deferred sales charges
      (note 2) ........................................          (3)       --       (6,795)        (600)
   Adjustments to maintain reserves ...................       2,604       297       (3,801)       3,917
                                                          ---------   -------   ----------   ----------
         Net equity transactions ......................    (118,043)  528,919   (6,231,142)  14,039,843
                                                          ---------   -------   ----------   ----------

Net change in contract owners' equity .................    (137,432)  638,292   (5,379,530)  14,608,279
Contract owners' equity beginning
   of period ..........................................     391,786     1,940   11,662,664      348,097
                                                          ---------   -------   ----------   ----------
Contract owners' equity end of period .................   $ 254,354   640,232    6,283,134   14,956,376
                                                          =========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ....................................      37,312       161    1,033,379       36,066
                                                          ---------   -------   ----------   ----------
   Units purchased ....................................     475,158    53,506    4,378,624    1,493,063
   Units redeemed .....................................    (488,720)     (106)  (4,887,646)      (4,253)
                                                          ---------   -------   ----------   ----------
   Ending units .......................................      23,750    53,561      524,357    1,524,876
                                                          =========   =======   ==========   ==========

                                                                  RyUrsa                   RyUtil
                                                          ----------------------   --------------------
                                                              2003        2002        2003        2002
                                                          -----------   --------   ----------   -------
Investment activity:
   Net investment income (loss) .......................       (82,965)    (6,971)     (19,191)   (1,860)
   Realized gain (loss) on investments ................    (2,164,999)   124,137      648,482   (79,838)
   Change in unrealized gain (loss)
      on investments ..................................      (141,797)    (1,211)     (51,904)     (869)
   Reinvested capital gains ...........................            --         --           --        --
                                                          -----------   --------   ----------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    (2,389,761)   115,955      577,387   (82,567)
                                                          -----------   --------   ----------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       798,605    238,370      229,069    21,571
   Transfers between funds ............................    11,542,525   (320,900)    (846,657)  102,022
   Redemptions (note 3) ...............................      (356,216)    (9,950)     (29,490)   (1,624)
   Annuity benefits ...................................            --         --           --        --
   Annual contract maintenance charges
      (note 2) ........................................            --         --           --        --
   Contingent deferred sales charges
      (note 2) ........................................        (2,818)        --         (119)       --
   Adjustments to maintain reserves ...................         1,039       (134)      (2,646)       42
                                                          -----------   --------   ----------   -------
         Net equity transactions ......................    11,983,135    (92,614)    (649,843)  122,011
                                                          -----------   --------   ----------   -------

Net change in contract owners' equity .................     9,593,374     23,341      (72,456)   39,444
Contract owners' equity beginning
   of period ..........................................     7,968,126     58,873    2,235,278    59,735
                                                          -----------   --------   ----------   -------
Contract owners' equity end of period .................    17,561,500     82,214    2,162,822    99,179
                                                          ===========   ========   ==========   =======

CHANGES IN UNITS:
   Beginning units ....................................       733,397      6,489      361,021     6,401
                                                          -----------   --------   ----------   -------
   Units purchased ....................................    13,325,415      2,403    5,220,423     6,617
   Units redeemed .....................................   (12,209,202)      (883)  (5,282,881)      (85)
                                                          -----------   --------   ----------   -------
   Ending units .......................................     1,849,610      8,009      298,563    12,933
                                                          ===========   ========   ==========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                                   RyVel100              SBGSFundVal
                                                          -------------------------   -----------------
                                                              2003         2002        2003      2002
                                                          ------------   ----------   -------   -------
Investment activity:
   Net investment income (loss) .......................   $    (22,380)     (21,666)     (407)     (874)
   Realized gain (loss) on investments ................        525,290   (4,230,294)  (15,713)      242
   Change in unrealized gain (loss)
      on investments ..................................         11,984       92,551    19,343   (13,632)
   Reinvested capital gains ...........................             --           --        --        --
                                                          ------------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................        514,894   (4,159,409)    3,223   (14,264)
                                                          ------------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................      1,643,518    1,114,420        --        --
   Transfers between funds ............................       (764,420)   6,574,480        --        --
   Redemptions (note 3) ...............................        (45,729)    (104,617)  (47,385)   (6,625)
   Annuity benefits ...................................             --           --        --        --
   Annual contract maintenance charges
      (note 2) ........................................             --           --       (17)      (12)
   Contingent deferred sales charges
      (note 2) ........................................           (618)      (1,465)       --        --
   Adjustments to maintain reserves ...................        (40,707)     (52,553)        8         7
                                                          ------------   ----------   -------   -------
         Net equity transactions ......................        792,044    7,530,265   (47,394)   (6,630)
                                                          ------------   ----------   -------   -------

Net change in contract owners' equity .................      1,306,938    3,370,856   (44,171)  (20,894)
Contract owners' equity beginning
   of period ..........................................      1,699,948       48,445    96,745   145,090
                                                          ------------   ----------   -------   -------
Contract owners' equity end of period .................   $  3,006,886    3,419,301    52,574   124,196
                                                          ============   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ....................................        367,837        3,156     6,235     7,263
                                                          ------------   ----------   -------   -------
   Units purchased ....................................     20,935,224      568,066         1        --
   Units redeemed .....................................    (20,833,564)      (7,524)   (3,268)     (338)
                                                          ------------   ----------   -------   -------
   Ending units .......................................        469,497      563,698     2,968     6,925
                                                          ============   ==========   =======   =======

                                                            SBTSIntlGro           SBTSLgCap
                                                          ----------------   ----------------------
                                                           2003      2002      2003         2002
                                                          ------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) .......................     (370)     (520)    (28,034)     (40,068)
   Realized gain (loss) on investments ................     (304)     (208)    (83,185)     (42,464)
   Change in unrealized gain (loss)
      on investments ..................................    4,084   (10,110)    547,743     (800,810)
   Reinvested capital gains ...........................       --        --          --           --
                                                          ------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    3,410   (10,838)    436,524     (883,342)
                                                          ------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................       --        --          --           --
   Transfers between funds ............................       --        --          --           --
   Redemptions (note 3) ...............................       --        --    (156,261)    (383,304)
   Annuity benefits ...................................       --        --      (7,645)     (10,923)
   Annual contract maintenance charges
      (note 2) ........................................      (11)      (11)     (1,388)      (1,592)
   Contingent deferred sales charges
      (note 2) ........................................       --        --          --         (393)
   Adjustments to maintain reserves ...................        4         1        (185)        (401)
                                                          ------   -------   ---------   ----------
         Net equity transactions ......................       (7)      (10)   (165,479)    (396,613)
                                                          ------   -------   ---------   ----------

Net change in contract owners' equity .................    3,403   (10,848)    271,045   (1,279,955)
Contract owners' equity beginning
   of period ..........................................   57,725    86,073   4,372,975    6,748,096
                                                          ------   -------   ---------   ----------
Contract owners' equity end of period .................   61,128    75,225   4,644,020    5,468,141
                                                          ======   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................    7,470     8,169     381,396      436,869
                                                          ------   -------   ---------   ----------
   Units purchased ....................................       --        --           1           --
   Units redeemed .....................................       (1)       (1)    (14,343)     (30,664)
                                                          ------   -------   ---------   ----------
   Ending units .......................................    7,469     8,168     367,054      406,205
                                                          ======   =======   =========   ==========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                               SBTSMMkt
                                                          ------------------
                                                            2003      2002
                                                          --------   -------
Investment activity:
   Net investment income (loss) .......................   $   (840)       91
   Realized gain (loss) on investments ................         --        --
   Change in unrealized gain (loss)
      on investments ..................................         --        --
   Reinvested capital gains ...........................         --        --
                                                          --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................       (840)       91
                                                          --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ........................         --        --
   Transfers between funds ............................         --        --
   Redemptions (note 3) ...............................    (16,553)  (19,402)
   Annuity benefits ...................................         --      (359)
   Annual contract maintenance charges
      (note 2) ........................................       (127)     (144)
   Contingent deferred sales charges
      (note 2) ........................................         --        --
   Adjustments to maintain reserves ...................         (1)       24
                                                          --------   -------
         Net equity transactions ......................    (16,681)  (19,881)
                                                          --------   -------

Net change in contract owners' equity .................    (17,521)  (19,790)
Contract owners' equity beginning
   of period ..........................................    322,546   469,027
                                                          --------   -------
Contract owners' equity end of period..................   $305,025   449,237
                                                          ========   =======

CHANGES IN UNITS:
   Beginning units ....................................     25,868    37,592
                                                          --------   -------
   Units purchased ....................................         --        --
   Units redeemed .....................................     (1,339)   (1,587)
                                                          --------   -------
   Ending units .......................................     24,529    36,005
                                                          ========   =======

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-4

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                  (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                  American Century VP - Income & Growth Fund - Class III
                     (ACVPIncGr3)
                  American Century VP - Ultra(R) Fund - Class III (ACVPUltra3) American Century VP - Value Fund - Class III (ACVPVal3)

               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
                     (FidVIPEIS2R)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
                     (FidVIPGrS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)*

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class 2 R (FidVIPConS2R)

               Portfolios of the Gartmore Variable Insurance Trust
                  (Gartmore GVIT);
                  Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3) Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2) Gartmore GVIT Nationwide(R) Fund: Class III (GVITNWFund3)
                     (formerly Gartmore GVIT Total Return Fund-Class III)
                  Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3) Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3) Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)

               Portfolios of the Rydex Variable Trust Portfolios;
                  Rydex Variable Trust - Arktos Fund (RyArktos)
                  Rydex Variable Trust - Banking Fund (RyBank)
                  Rydex Variable Trust - Basic Materials Fund (RyBasicM) Rydex Variable Trust - Biotechnology Fund (RyBioTech) Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
                  Rydex Variable Trust - Energy Fund (RyEnergy)
                  Rydex Variable Trust - Energy Services Fund (RyEnSvc) Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHealthC)

                  Rydex Variable Trust - Internet Fund (RyNet)
                  Rydex Variable Trust - Juno Fund (RyJuno)
                  Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro) Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan) Rydex Variable Trust - Leisure Fund (RyLeisure)
                  Rydex Variable Trust - Medius Fund (RyMedius)
                  Rydex Variable Trust - Mekros Fund (RyMekros)
                  Rydex Variable Trust - Nova Fund (RyNova)
                  Rydex Variable Trust - OTC Fund (RyOTC)
                  Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRealEst)
                  Rydex Variable Trust - Retailing Fund (RyRetail)
                  Rydex Variable Trust - Sector Rotation Fund (RySectRot) Rydex Variable Trust - Technology Fund (RyTech)
                  Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)
                  Rydex Variable Trust - Transportation Fund (RyTrans)
                  Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
                  Rydex Variable Trust - Utilities Fund (RyUtil)
                  Rydex Variable Trust - Velocity 100 Fund (RyVel100)

               Portfolios of the Smith Barnery Greenwich Street Series Fund
                  (Smith Barney GSSF);
                  Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal) Smith Barney GSSF - Intermediate High Grade Portfolio
                     (SBSFIHiGr)*

               Portfolios of the Smith Barnery Travelers Series Fund Inc.(Smith
                  Barney TSF);
                  Smith Barney TSF - International All Cap Growth Portfolio
                     (SBTSIntlGro)
                  Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap) Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

               * At June 30, 2003, contract owners' were not invested in the fund.

          Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) - Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

     For contracts with the Extra Value (EV) option, the Company contributed $1,221,659 and $724,723 to the Account in the form of bonus credits for the six month periods ended Juned 30, 2003 and 2002, respectively.

                      Nationwide Variable Account-4 Options

                                                                                                 Market
                                                                                        Smith     Flex
                                                                                       Barney    Annuity
     ---------------------------------------------------------------------------------------------------
     Mortality and Expense Risk - Basic                                                  1.30%+    1.15%
     ---------------------------------------------------------------------------------------------------

     CDSC Options:
        No CDSC                                                                            --      0.20%
     ---------------------------------------------------------------------------------------------------

     Death Benefit Options:

        One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)       --      0.20%
           If death before annuitization, benefit will be greatest of (i)
              contract value, (ii) purchase payments less surrenders or (iii)
              highest contract value before 86th birthday less surrenders.
                                                                                         ----      ----
        Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued
           on or after 1-2-01)                                                             --      0.25%
           If death before annuitization, benefit will be greatest of (i)
              contract value, (ii) purchase payments less surrenders,
              (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
     ---------------------------------------------------------------------------------------------------

     Extra Value Option (EV):                                                              --      0.45%

        Fee assessed to allocations to fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.
     ---------------------------------------------------------------------------------------------------

     ---------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                                   1.30%+    2.05%
     ---------------------------------------------------------------------------------------------------

     *  When maximum options are utilized.
     +  Includes 0.05% administration charge.

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2003.

                     Total      ACVPIncGr3   ACVPUltra3   ACVPVal3   FidVIPEIS2R
                   ----------   ----------   ----------   --------   -----------
     1.15% .....   $  425,792       179          312       1,466          757
     1.30% .....       30,838        --           --          --           --
     1.35% .....      403,111       354          581       1,175        1,245
     1.40% .....      104,298        40            2         165          366
     1.50% .....          480        --           --          --           --
     1.55% .....       34,722        22           20          35           22
     1.60% .....       74,971        19           --          --            2
     1.70% .....        1,227        --           --          --           --
     1.75% .....          129        --           --          --           --
     1.90% .....        1,867        --           --          --           --
     1.95% .....           82        --           --          --           --
     2.05% .....      361,020       295            5          37          792
     2.25% .....      193,284        98           15         298          141
     2.30% .....       97,017       667           98         653           54
     2.40% .....        1,023        --           --          --           --
     2.45% .....       13,277        --           --          --            3
     2.50% .....       16,037       221           --          91          131
     2.60% .....          300        --           --          --           --
     2.65% .....          844        --           --          --           --
                   ----------     -----        -----       -----        -----
        Total ..   $1,760,319     1,895        1,033       3,920        3,513
                   ==========     =====        =====       =====        =====

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                   FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3   GVITSMdCpGr3   GVITMyMkt2
                   -----------   ------------   ----------   ------------   ----------
     1.15% .....     $  429           416          4,742           74        216,751
     1.35% .....        492         1,547         61,516          372        172,959
     1.40% .....         28           311          2,705           22         45,447
     1.50% .....         --            --             --           --            109
     1.55% .....          2            84            702          229         17,601
     1.60% .....          1            19          1,678           --         46,760
     1.70% .....         --            --             --           --            143
     1.75% .....         --            --             --           --             32
     1.90% .....         --            --             --           --            227
     1.95% .....         --            --             --           --             23
     2.05% .....         38             4          2,610           33        205,493
     2.25% .....        250            84          1,198           18        130,296
     2.30% .....          5            29          3,166           98         54,860
     2.40% .....         --            --             --           --            262
     2.45% .....         --           189            542            9          9,001
     2.50% .....         --           150            565           --          7,817
     2.60% .....         --            --             --           --             16
     2.65% .....         --            --             --           --            158
                     ------         -----         ------          ---        -------
        Total ..     $1,245         2,833         79,424          855        907,955
                     ======         =====         ======          ===        =======

                   GVITNWFund3   GVITSmCapGr3   GVITSmCapVal3   GVITSmComp3   RyArktos
                   -----------   ------------   -------------   -----------   --------
     1.15% .....      $   65          48             147            220        16,208
     1.35% .....         938         259             294            290        12,612
     1.40% .....         553          72              26             31         3,055
     1.50% .....          --          --              --             --            16
     1.55% .....          56           6              16             --           204
     1.60% .....           5          --              --             --         4,164
     1.70% .....          --          --              --             --            20
     1.75% .....          --          --              --             --             5
     1.90% .....          --          --              --             --            41
     1.95% .....          --          --              --             --             3
     2.05% .....         358          --              --             12        15,274
     2.25% .....         409           6              25            286         3,690
     2.30% .....       2,575          --               1             89         4,392
     2.40% .....          --          --              --             --            37
     2.45% .....          19          --              96              2           254
     2.50% .....          84         130             128              2           283
     2.60% .....          --          --              --             --             1
     2.65% .....          --          --              --             --            20
                      ------         ---             ---            ---        ------
        Total...      $5,062         521             733            932        60,279
                      ======         ===             ===            ===        ======

                   RyBank   RyBasicM   RyBioTech   RyConsProd   RyElec
                   ------   --------   ---------   ----------   ------
     1.15% .....   $2,517     246        4,447       1,399      2,163
     1.35% .....    1,430     440        3,192       1,849      2,095
     1.40% .....      665     597        2,042         624      1,617
     1.50% .....       29       5            4           8         16
     1.55% .....       74      47          158         157        569
     1.60% .....      296      25          470          70        386
     1.70% .....       79      49           49          53         21
     1.75% .....        8      --           --          --          7
     1.90% .....      121      60           60          68         40

Continued
                   RyBank   RyBasicM   RyBioTech   RyConsProd   RyElec
                   ------   --------   ---------   ----------   ------
     1.95% .....        5       --          --           2           3
     2.05% .....    1,625      138       2,523       1,667       1,600
     2.25% .....      221       51         664         185         416
     2.30% .....    1,404      633         654         987         598
     2.40% .....       59        2           2           2          44
     2.45% .....       --        4          19          --          --
     2.50% .....      114        4         617         169           2
     2.60% .....       17       15          15          16           2
     2.65% .....       37        5           5          13          22
                   ------    -----      ------       -----       -----
        Total ..   $8,701    2,321      14,921       7,269       9,601
                   ======    =====      ======       =====       =====

                   RyEnergy   RyEnSvc   RyFinSvc   RyHealthC    RyNet
                   --------   -------   --------   ---------   ------
     1.15% .....    $3,998     2,949     2,470       3,560      2,491
     1.35% .....     1,391     2,536     1,717       3,123      3,528
     1.40% .....       751     1,419       798       2,374      3,020
     1.50% .....         7        22        33          31         27
     1.55% .....        58       128       101         536        325
     1.60% .....       174       161       182         213        225
     1.70% .....        52        70        84          83         77
     1.75% .....        --         6         9           9          7
     1.90% .....        65       103       132         130        116
     1.95% .....         1         3         6           5          4
     2.05% .....     1,742       952     1,691       3,174      2,869
     2.25% .....       530       529       261         484        295
     2.30% .....     1,000       685        87         429      1,052
     2.40% .....         2        43        68          64         55
     2.45% .....        --         9        10          --         --
     2.50% .....        16        73        --          82          2
     2.60% .....        15        16        18          18         17
     2.65% .....        11        28        41          41         35
                    ------     -----     -----      ------     ------
        Total ..    $9,813     9,732     7,708      14,356     14,145
                    ======     =====     =====      ======     ======

                   RyJuno   RyLgCapEuro   RyLgCapJapan   RyLeisure   RyMedius
                   ------   -----------   ------------   ---------   --------
     1.15% .....   $  439      4,019          2,697          304       4,258
     1.35% .....    1,395      3,838          2,045          704       4,403
     1.40% .....      323        538            455          361       2,152
     1.50% .....       --         10             --            5          --
     1.55% .....       15         66             52           42         237
     1.60% .....      650         71             35           24         961
     1.70% .....       --         13             --           50          --
     1.75% .....       --          4             --           --          --
     1.90% .....       --         23              1           61          --
     1.95% .....       --          3             --           --          --
     2.05% .....    1,354      2,916          6,450          388       4,915
     2.25% .....    2,838        923          3,105           81         687
     2.30% .....      114         57              7          533          48
     2.40% .....       --         20             --            2          --
     2.45% .....        4         --             --           --          78
     2.50% .....       --         --             --          105          14
     2.60% .....       --          1             --           15          --
     2.65% .....       --         21             --            5          --
                   ------     ------         ------        -----      ------
        Total ..   $7,132     12,523         14,847        2,680      17,753
                   ======     ======         ======        =====      ======

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                   RyMekros   RyNova    RyOTC   RyPrecMet   RyRealEst
                   --------   ------   ------   ---------   ---------
     1.15% .....    $29,416    7,540   11,659     13,269      1,468
     1.35% .....      7,307   11,251   16,103      5,552      1,749
     1.40% .....      1,824    2,257    4,951      4,202      1,220
     1.50% .....         --        2       --         10         --
     1.55% .....      1,499    1,431    1,307      1,080        222
     1.60% .....      1,758      852    2,332        878         79
     1.70% .....         --        1       --         16         --
     1.75% .....         --       --       --          4         --
     1.90% .....         --       --       --         23         --
     1.95% .....         --       --       --          3         --
     2.05% .....     10,962   12,619   13,754      6,789        392
     2.25% .....      1,068    1,765    2,148      2,728        521
     2.30% .....        629    2,650    1,243      1,680         35
     2.40% .....         --       14       --         20         --
     2.45% .....        105      158      327         27        133
     2.50% .....        122      310      104        173         24
     2.60% .....         --       --       --         14         --
     2.65% .....         --       66       --         25         --
                    -------   ------   ------     ------      -----
        Total ..    $54,690   40,916   53,928     36,493      5,843
                    =======   ======   ======     ======      =====

                   RyRetail   RySectRot   RyTech   RyTele   RyTitan500
                   --------   ---------   ------   ------   ----------
     1.15% .....    $  955       6,755     2,450    2,776     21,778
     1.35% .....       896       5,355     2,670    2,646      2,715
     1.40% .....       623       4,284     2,291    2,673      1,919
     1.50% .....        29           2        25       18         --
     1.55% .....        56       1,935       337      187      1,412
     1.60% .....       200         750       173      274        984
     1.70% .....        81          14        75       67         --
     1.75% .....         8          --         7        4         --
     1.90% .....       123          28       112       97         --
     1.95% .....         5          --         4        3         --
     2.05% .....       783       2,548     2,015    2,255      3,646
     2.25% .....       328         789       109      376      8,081
     2.30% .....     1,358       1,120       524    1,062      2,129
     2.40% .....        60          --        51       35         --
     2.45% .....         2       1,330        --       --        255
     2.50% .....        25         975        14       16        973
     2.60% .....        17          --        16       16         --
     2.65% .....        37          69        32       23         --
                    ------      ------    ------   ------     ------
        Total ..    $5,586      25,954    10,905   12,528     43,892
                    ======      ======    ======   ======     ======

                   RyTrans   RyUSGvtBd   RyUrsa   RyUtil   RyVel100
                   -------   ---------   ------   ------   --------
     1.15% .....     $181      16,272    16,531    7,170     7,801
     1.35% .....      554      37,154    13,652    3,357     3,830
     1.40% .....       12       1,653     3,423    1,197     1,210
     1.50% .....        5          23        16       28        --
     1.55% .....       20         599       526    2,199       348
     1.60% .....       87       2,975     4,179      465     2,394
     1.70% .....       49          28        20       33        --
     1.75% .....       --           7         5        7        --
     1.90% .....       59          60        41       76        --

Continued

                   RyTrans   RyUSGvtBd   RyUrsa   RyUtil   RyVel100
                   -------   ---------   ------   ------   ---------
     1.95% .....       --           2         3        4         --
     2.05% .....      470      15,693    23,247    3,388      3,504
     2.25% .....       53       8,825    16,566      691      1,152
     2.30% .....      120       4,326     3,695      356      1,115
     2.40% .....        2          72        37       70         --
     2.45% .....       --         353       205      120         23
     2.50% .....       13         684       798        3      1,003
     2.60% .....       15          37         1        2         --
     2.65% .....        5         100        20       25         --
                   ------      ------    ------   ------     ------
        Total ..   $1,645      88,863    82,965   19,191     22,380
                   ======      ======    ======   ======     ======

                   SBGSFundVal   SBTSIntlGro   SBTSLgCap   SBTSMMkt
                   -----------   -----------   ---------   ---------
     1.30% .....      $407           370         28,034      2,027
                      ----           ---         ------      -----
        Total ..      $407           370         28,034      2,027
                      ====           ===         ======      =====

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2003 and 2002, total transfers from the Account to the fixed account were $575 and $0, respectively, and there were no transfers to the Account from the fixed account. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2003, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. As described in note 2, contract owners may select the EV option. The actual maximum contract expense rate may be up to 0.45% higher than the maximum percentage disclosed below due to the EV option.

                                  Contract                                                     Investment
                                  Expense                        Unit            Contract        Income           Total
                                   Rate*          Units       Fair Value      Owners' Equity     Ratio**         Return***
                               -------------   ----------   ---------------   --------------   ----------   -----------------
     American Century VP - Income & Growth Fund - Class III
        2003 ...............   1.15% to 1.60%      55,562   $ 9.06 to  9.17    $    506,510        0.53%     10.84% to  11.39%
        2002 ...............         1.15%            263         9.21                2,423        0.00%           -7.89%     (a)(b)

     American Century VP - Ultra(R) Fund - Class III
        2003 ...............   1.15% to 1.55%      36,006     8.76 to  8.84         317,161        0.00%     10.50% to  10.94%
        2002 ...............         1.40%             56         9.10                  509        0.00%           -9.05%     (a)(b)

     American Century VP - Value Fund - Class III
        2003 ...............   1.15% to 1.60%      89,884     9.31 to  9.41         843,050        1.31%      8.27% to   8.80%
        2002 ...............   1.15% to 1.40%       8,092     9.56 to  9.57          77,429        0.00%     -4.41% to  -4.31%(a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
        2003 ...............   1.15% to 1.60%      91,829     8.91 to  9.01         823,996        2.67%      9.41% to   9.95%
        2002 ...............   1.35% to 1.60%       3,873     9.32 to  9.33          36,125        0.00%     -6.76% to  -6.72%(a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
        2003 ...............   1.15% to 1.60%      50,737     8.32 to  8.40         424,999        0.16%     12.18% to  12.65%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R
        2003 ...............   1.15% to 1.60%      55,655     9.30 to  9.41         522,057        0.38%      8.28% to   8.80%
        2002 ...............   1.35% to 1.40%         296     9.53 to  9.53           2,820        0.00%     -4.73% to  -4.72%(a)(b)

     Gartmore GVIT Government Bond Fund - Class III
        2003 ...............   1.15% to 1.60%   1,478,704    10.95 to 11.07      16,317,256        2.06%      2.19% to   2.63%
        2002 ...............   1.15% to 1.40%       4,449    10.16 to 10.18          45,267        0.00%      1.65% to   1.76%(a)(b)

     Gartmore GVIT Mid Cap Growth Fund - Class III
        2003 ...............   1.15% to 1.55%      36,892     8.53 to  8.62         316,824        0.00%     21.28% to  21.78%

     Gartmore GVIT Money Market Fund - Class II
        2003 ...............   1.15% to 1.95%  14,502,322     9.72 to  9.90     142,864,096        0.13%     -0.97% to  -0.45%
        2002 ...............   1.15% to 1.60%   6,078,335     9.91 to  9.98      60,558,522        0.38%     -0.63% to  -0.19%

     Gartmore GVIT Nationwide(R) Fund: Class III
        2003 ...............   1.15% to 1.60%     121,398     8.95 to  9.05       1,090,469        0.32%     11.07% to  11.62%

     Gartmore GVIT Small Cap Growth Fund - Class III
        2003 ...............   1.15% to 1.55%      27,009     8.19 to  8.27         222,849        0.00%     14.58% to  15.04%

     Gartmore GVIT Small Cap Value Fund - Class III
        2003 ...............   1.15% to 1.60%      19,585     8.36 to  8.46         164,997        0.00%     17.94% to  18.57%
        2002 ...............   1.15% to 1.40%         350     8.62 to  8.63           3,021        0.00%    -13.76% to -13.69%(a)(b)

     Gartmore GVIT Small Company Fund - Class III
        2003 ...............   1.15% to 1.60%      24,695     8.88 to  8.99         221,066        0.00%     13.88% to  14.45%

     Rydex Variable Trust - Arktos Fund
        2003 ...............   1.15% to 1.95%   2,395,423     7.00 to  7.14      17,019,044        0.00%    -22.37% to -21.97%
        2002 ...............   1.15% to 1.60%     446,161     9.51 to  9.59       4,277,121        0.00%     37.92% to  38.63%

     Rydex Variable Trust - Banking Fund
        2003 ...............   1.15% to 1.95%     173,125    10.94 to 11.14       1,912,803        0.00%     9.67% to   10.27%
        2002 ...............   1.15% to 1.60%      25,095    11.27 to 11.33         283,818        0.00%     9.57% to    9.93%

     Rydex Variable Trust - Basic Materials Fund
        2003 ...............   1.15% to 1.90%      45,327     9.54 to  9.73         437,405        0.00%     0.67% to    1.27%
        2002 ...............   1.15% to 1.60%      60,773    11.67 to 11.73         711,741        0.00%     4.98% to    5.31%

                                  Contract                                                   Investment
                                  Expense                       Unit           Contract        Income           Total
                                   Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ---------   --------------   --------------   ----------   -----------------
     Rydex Variable Trust - Biotechnology Fund
        2003 ...............   1.15% to 1.90%    375,974    7.60 to  7.76      2,898,288        0.00%      24.85% to  25.62%
        2002 ...............   1.15% to 1.60%     15,217    6.42 to  6.46         97,887        0.00%     -43.75% to -43.53%

     Rydex Variable Trust - Consumer Products Fund
        2003 ...............   1.15% to 1.95%    199,465   10.47 to 10.66      2,114,342        0.00%       7.44% to   8.04%
        2002 ...............   1.15% to 1.55%     30,483   10.72 to 10.77        327,675        0.00%       3.69% to   4.03%

     Rydex Variable Trust - Electronics Fund
        2003 ...............   1.15% to 1.95%    242,851    8.65 to  8.83      2,131,170        0.00%      21.08% to  21.94%
        2002 ...............   1.15% to 1.60%     50,551    9.99 to 10.05        507,441        0.00%     -29.22% to -28.94%

     Rydex Variable Trust - Energy Fund
        2003 ...............   1.15% to 1.95%    179,194    9.31 to  9.49      1,686,372        0.00%       6.99% to   7.60%
        2002 ...............   1.15% to 1.60%     22,929    9.80 to  9.85        225,407        0.00%      -4.85% to  -4.52%

     Rydex Variable Trust - Energy Services Fund
        2003 ...............   1.15% to 1.95%    132,778   11.54 to 11.75      1,550,851        0.00%       6.02% to   6.62%
        2002 ...............   1.15% to 1.60%     93,181   12.12 to 12.20      1,135,671        0.00%      -4.20% to  -3.82%

     Rydex Variable Trust - Financial Services Fund
        2003 ...............   1.15% to 1.95%    213,277    9.51 to  9.70      2,055,460        0.00%       9.68% to  10.31%
        2002 ...............   1.15% to 1.55%     29,377   10.30 to 10.35        303,956        0.00%      -1.49% to  -1.19%

     Rydex Variable Trust - Health Care Fund
        2003 ...............   1.15% to 1.95%    333,607    8.65 to  8.82      2,923,558        0.00%      14.56% to  15.21%
        2002 ...............   1.15% to 1.40%    407,098    8.03 to  8.07      3,280,041        0.00%     -18.29% to -18.02%

     Rydex Variable Trust - Internet Fund
        2003 ...............   1.15% to 1.95%    257,990    9.89 to 10.09      2,586,286        0.00%      27.83% to  28.60%
        2002 ...............   1.15% to 1.40%      8,784    7.94 to  7.97         69,911        0.00%     -43.27% to -43.09%

     Rydex Variable Trust - Juno Fund
        2003 ...............   1.15% to 1.60%    716,065    9.42 to  9.43      6,748,301        0.00%      -5.84% to  -5.70%(a)(b)

     Rydex Variable Trust - Large Cap Europe Fund
        2003 ...............   1.15% to 1.95%    397,074    8.49 to  8.66      3,425,930        0.00%       9.97% to  10.63%
        2002 ...............   1.15% to 1.40%    138,239    9.82 to  9.86      1,359,883        0.00%     -11.07% to -10.79%

     Rydex Variable Trust - Large Cap Japan Fund
        2003 ...............   1.15% to 1.60%    546,147    7.03 to  7.13      3,865,110        0.00%      -0.40% to   0.03%
        2002 ...............   1.15% to 1.55%    237,332    9.24 to  9.29      2,198,980        0.00%       7.65% to   8.06%

     Rydex Variable Trust - Leisure Fund
        2003 ...............   1.15% to 1.90%     91,502   10.84 to 11.04      1,003,493        0.00%      11.41% to  12.07%
        2002 ...............   1.15% to 1.60%     42,219   12.15 to 12.22        515,242        0.00%       4.13% to   4.55%

     Rydex Variable Trust - Medius Fund
        2003 ...............   1.15% to 1.60%    266,494   10.63 to 10.77      2,857,752        0.00%      16.27% to  16.77%
        2002 ...............   1.15% to 1.60%    126,232   11.57 to 11.65      1,466,719        0.00%      -6.04% to  -5.66%

     Rydex Variable Trust - Mekros Fund
        2003 ...............   1.15% to 1.60%  1,286,235    9.59 to  9.76     12,532,202        0.00%      19.60% to  20.29%
        2002 ...............   1.15% to 1.60%    146,157   11.76 to 11.83      1,725,495        0.00%      -7.32% to  -6.95%

     Rydex Variable Trust - Nova Fund
        2003 ...............   1.15% to 1.75%    740,790    7.99 to  8.15      6,010,766        0.00%      13.30% to  14.02%
        2002 ...............   1.15% to 1.55%    622,239    8.81 to  8.86      5,496,493        0.00%     -21.59% to -21.33%

     Rydex Variable Trust - OTC Fund
        2003 ...............   1.15% to 1.60%  1,603,883    9.64 to  9.81     15,676,250        0.00%      19.56% to  20.19%
        2002 ...............   1.15% to 1.60%    190,518    8.80 to  8.84      1,681,942        0.00%     -34.70% to -34.50%

     Rydex Variable Trust - Precious Metals Fund
        2003 ...............   1.15% to 1.95%    410,099   12.96 to 13.19      5,391,204        0.00%      -3.46% to  -2.96%
        2002 ...............   1.15% to 1.60%    174,198   12.67 to 12.75      2,220,085        0.00%      34.41% to  34.96%

     Rydex Variable Trust - Real Estate Fund
        2003 ...............   1.15% to 1.60%     95,665   11.03 to 11.20      1,066,192        0.00%       8.96% to   9.47%
        2002 ...............   1.15% to 1.60%     82,554   11.28 to 11.34        935,055        0.00%       7.95% to   8.31%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4

                                  Contract                                                   Investment
                                  Expense                       Unit           Contract        Income           Total
                                    Rate*        Units       Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ---------   --------------   --------------   ----------   -----------------
     Rydex Variable Trust - Retailing Fund
        2003 ...............   1.15% to 1.95%    192,290   10.36 to 10.56      2,013,761        0.00%      14.94% to  15.61%
        2002 ...............   1.15% to 1.60%     13,315   10.87 to 10.92        145,040        0.00%      -8.03% to  -7.74%

     Rydex Variable Trust - Sector Rotation Fund
        2003 ...............   1.15% to 1.75%    638,327    8.43 to  8.54      5,435,936        0.00%      10.31% to  10.96%
        2002 ...............   1.15% to 1.60%    190,469    9.37 to  9.38      1,786,845        0.00%      -6.28% to  -6.17%(a)(b)

     Rydex Variable Trust - Technology Fund
        2003 ...............   1.15% to 1.95%    314,594    9.89 to 10.08      3,155,030        0.00%      24.83% to  25.59%
        2002 ...............   1.15% to 1.55%     36,125    8.86 to  8.90        321,112        0.00%     -33.51% to -33.32%

     Rydex Variable Trust - Telecommunications Fund
        2003 ...............   1.15% to 1.95%    380,562    6.79 to  6.94      2,626,569        0.00%      12.70% to  13.36%
        2002 ...............   1.15% to 1.40%     22,152    5.81 to  5.84        129,112        0.00%     -43.20% to -42.97%

     Rydex Variable Trust - Titan 500 Fund
        2003 ...............   1.15% to 1.60%  1,576,585    7.24 to  7.38     11,601,249        0.00%      17.93% to  18.65%
        2002 ...............   1.15% to 1.60%    134,631    8.14 to  8.18      1,098,243        0.00%     -30.06% to -29.83%

     Rydex Variable Trust - Transportation Fund
        2003 ...............   1.15% to 1.90%     23,750   10.61 to 10.81        254,354        0.00%       2.11% to   2.70%
        2002 ...............   1.15% to 1.60%     53,561   11.90 to 11.97        640,232        0.00%      -1.09% to  -0.69%

     Rydex Variable Trust - U.S. Government Bond Fund
        2003 ...............   1.15% to 1.95%    524,357   11.84 to 12.06      6,283,134        2.24%       5.95% to   6.46%
        2002 ...............   1.15% to 1.60%  1,524,876    9.77 to  9.82     14,956,376        1.98%       1.34% to   1.70%

     Rydex Variable Trust - Ursa Fund
        2003 ...............   1.15% to 1.95%  1,849,610    9.39 to  9.56     17,561,500        0.00%     -12.83% to -12.39%
        2002 ...............   1.15% to 1.60%      8,009   10.23 to 10.29         82,214        0.00%      12.94% to  13.35%

     Rydex Variable Trust - Utilities Fund
        2003 ...............   1.15% to 1.95%    298,563    7.14 to  7.29      2,162,822        0.00%      16.83% to  17.54%
        2002 ...............   1.15% to 1.60%     12,933    7.64 to  7.68         99,179        0.00%     -18.04% to -17.75%

     Rydex Variable Trust - Velocity 100 Fund
        2003 ...............   1.15% to 1.60%    469,497    6.32 to  6.46      3,006,886        0.00%      38.45% to  39.45%
        2002 ...............   1.15% to 1.60%    563,698    6.05 to  6.08      3,419,301        0.00%     -60.54% to -60.40%

     Smith Barney GSSF - Fundamental Value Portfolio
        2003 ...............   1.30% to 1.30%      2,968   17.71 to 17.71         52,574        0.00%      14.16% to  14.16%
        2002 ...............       1.30%           6,925        17.93            124,196        0.00%          -10.22%
        2001 ...............       1.30%           8,275        21.05            174,180        0.00%           -1.49%
        2000 ...............       1.30%          11,904        18.87            224,673        1.84%            5.05%
        1999 ...............       1.30%          16,210        17.40            282,093        2.71%           16.58%

     Greenwich Street Series Fund - Intermediate High Grade Portfolio
        2000 ...............       1.30%           1,363        11.40             15,532        8.56%            1.97%
        1999 ...............       1.30%           1,364        11.39             15,534       10.01%           -3.13%

     Smith Barney TSF - International All Cap Growth Portfolio
        2003 ...............   1.30% to 1.30%      7,469    8.18 to  8.18         61,128        0.00%       5.91% to   5.91%
        2002 ...............       1.30%           8,168         9.21             75,225        0.00%          -12.59%
        2001 ...............       1.30%           8,171        11.98             97,894        0.00%          -22.76%
        2000 ...............       1.30%          16,914        17.70            299,447        0.72%          -14.15%
        1999 ...............       1.30%          15,835        13.29            210,494        0.32%            6.72%

     Smith Barney TSF - Large Cap Value Portfolio
        2003 ...............   1.30% to 1.30%    367,054   12.45 to 12.45      4,569,780        0.00%      10.48% to  10.48%
        2002 ...............       1.30%         406,205        13.22          5,370,971        0.00%          -13.63%
        2001 ...............       1.30%          11,017        16.26            179,184        1.31%           -3.71%
        2000 ...............       1.30%          14,952        14.82            221,661        1.49%           -2.01%
        1999 ...............       1.30%          11,685        16.66            194,648        1.00%            8.69%

                                  Contract                                                   Investment
                                  Expense                       Unit           Contract        Income           Total
                                    Rate*        Units       Fair Value     Owners' Equity     Ratio**        Return***
                               -------------   ---------   --------------   --------------   ----------   -----------------
     Smith Barney TSF - Money Market Portfolio
        2003 ...............   1.30% to 1.30%    24,529    12.44 to 12.44         305,025       0.38%      -0.27% to -0.27%
        2002 ...............       1.30%         36,005         12.48             449,237       0.64%           0.02%
        2001 ...............       1.30%          1,148         12.40              14,233       2.34%           1.74%
        2000 ...............       1.30%          1,151         11.89              13,690       1.82%           2.16%
        1999 ...............       1.30%         11,653         11.43             133,241       0.75%           1.51%

     Smith Barney Variable Account Funds - The Income and Growth Portfolio
        2001 ...............       1.30%        234,496         32.03           7,511,313       1.25%          -4.71%
        2000 ...............       1.30%        312,477         29.66           9,266,762       1.45%          -0.96%
        1999 ...............       1.30%        403,488         33.47          13,503,154       1.64%           6.98%

     Smith Barney Variable Account Funds - The Reserve Account Portfolio
        2001 ...............       1.30%          1,848         14.56              26,912       6.74%           1.25%
        2000 ...............       1.30%          2,590         14.12              36,575       8.01%           1.78%
        1999 ...............       1.30%          3,090         13.51              41,738       0.00%          -0.65%

     Smith Barney Variable Account Funds - The U.S. Government/High Quality Securities Portfolio
        2001 ...............       1.30%         25,434         16.93             430,692       5.95%           1.12%
        2000 ...............       1.30%         37,619         16.45             618,763       3.17%           1.51%
        1999 ...............       1.30%         53,138         16.00             850,452       0.31%          -0.03%
                                                                             ------------

     2003 Reserves for annuity contracts in payout phase: ...............          74,240
                                                                             ------------
     2003 Contract owners' equity .......................................    $319,692,097
                                                                             ============

     2002 Reserves for annuity contracts in payout phase: ...............          97,170
                                                                             ------------
     2002 Contract owners' equity .......................................    $118,341,132
                                                                             ============

     2001 Reserves for annuity contracts in payout phase: ...............         146,887
                                                                             ------------
     2001 Contract owners' equity .......................................    $  8,581,295
                                                                             ============

     2000 Reserves for annuity contracts in payout phase: ...............         163,973
                                                                             ------------
     2000 Contract owners' equity .......................................    $ 10,861,076
                                                                             ============

     1999 Reserves for annuity contracts in payout phase: ...............         213,980
                                                                             ------------
     1999 Contract owners' equity .......................................    $ 15,445,334
                                                                             ============

     * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

     (a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

                                                                 ---------------
NATIONWIDE LIFE INSURANCE COMPANY                                   PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S. POSTAGE
                                                                       PAID
                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
                                                                 ---------------

     Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company